SEC. File Nos. 2-86838
               811-3857


                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM N-1A
                            Registration Statement
                                   Under
                          the Securities Act of 1933
                        Post-Effective Amendment No. 27
                                    and
                            Registration Statement
                                   Under
                     The Investment Company Act of 1940
                               Amendment No. 27

                    AMERICAN VARIABLE INSURANCE SERIES
               (Exact Name of Registrant as specified in charter)
                          333 South Hope Street
                          Los Angeles, CA 90071
                  (Address of principal executive offices)

                Registrant's telephone number, including area code:
                              (213) 486-9200

                              CHAD L. NORTON
                  CAPITAL RESEARCH AND MANAGEMENT COMPANY
                           333 South Hope Street
                           Los Angeles, CA 90071
                (name and address of agent for service)

                               Copies to:
                        ROBERT E. CARLSON, ESQ.
                PAUL, HASTINGS, JANOFSKY & WALKER LLP
                         555 S. Flower Street
                     Los Angeles, California 90071
                      (Counsel for the Registrant)

                 Approximate date of proposed public offering:
It is proposed that this filing become effective on April 1, 1999, pursuant to paragraph (a)(1) of rule 485.



                   AMERICAN VARIABLE INSURANCE SERIES(R)
                             Class 1 Shares

                               Prospectus


                              APRIL 1, 1999


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THE FUNDS

The Series consists of 11 funds, each representing a separate fully managed diversified portfolio of securities.

The 11 funds are:              Global Growth Fund
                               Global Small Capitalization Fund
                               Growth Fund
                               International Fund
                               New World Fund
                               Growth-Income Fund
                               Asset Allocation Fund
                               Bond Fund
                               High-Yield Bond Fund
                               U.S. Government /AAA-Rated Securities Fund
                               Cash Management Fund.

The Series offers two classes of fund shares: Class 1 shares and Class 2 shares. This prospectus offers only Class 1 shares and is for use with Contracts that make Class 1 shares available. The Board of Trustees may establish additional funds and classes in the future. The investment objective(s) and policies of each fund are discussed below. MORE INFORMATION ON THE FUNDS IS CONTAINED IN THE SERIES' STATEMENT OF ADDITIONAL INFORMATION.

Shares of the Series are currently offered only to separate accounts of various insurance companies to serve as the underlying investment for both variable annuity and variable life insurance contracts ("Contracts"). All such shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value. Due to differences in tax treatment or other considerations, the interest of various Contract owners participating in a fund might at some time be in conflict. The Board of Trustees will monitor the Series' operations for any material conflicts and determine what action, if any, should be taken.

You may lose money by investing in the Series. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.


GLOBAL GROWTH FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located around the world. The fund is designed for
investors seeking capital appreciation through stocks.   Investors in the fund
should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of equity securities held by the fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. The growth oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss. In addition, the value of non-U.S. securities can decline in response to various factors including currency fluctuations, and administrative difficulties such as delays in clearing and settling portfolio transactions.

The fund may also invest up to 10% of its assets in debt securities rated Baa or BBB or below by Moody's Investors Services, Inc. or Standard & Poor's Corporation or unrated but determined to be of equivalent quality. The value of debt securities held by the fund may be affected by changing interest rates, effective maturities and credit ratings. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds.

INVESTMENT RESULTS

The following information illustrates how the fund's results may vary:

Here are the fund's results calculated on a CALENDAR YEAR basis.
[bar chart]
1998

The fund's highest/lowest QUARTERLY results during this time period were
- HIGHEST  % (quarter ended      )
- LOWEST  % (quarter ended      )

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED DECEMBER 31, 1998
                                FUND/1/        MSCI WORLD/2/         CPI/3/
ONE YEAR
LIFETIME/4/

/1/ THESE FUND RESULTS WERE CALCULATED ACCORDING TO A STANDARD FORMULA REQUIRED FOR ALL STOCK AND BOND FUNDS.

/2/ MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX MEASURES 22 MAJOR STOCK
MARKETS THROUGHOUT THE WORLD, INCLUDING THE U.S.   THIS INDEX IS UNMANAGED AND
DOES NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES.

/3/ CONSUMER PRICE INDEX IS A MEASURE OF INFLATION AND IS COMPUTED FROM DATA SUPPLIED BY THE U.S. DEPARTMENT OF LABOR, BUREAU OF LABOR STATISTICS.

/4/ THE FUND BEGAN INVESTMENT OPERATIONS ON APRIL 30, 1997.

These results illustrate the potential fluctuations of the fund's results over shorter periods of time. Past results are not an indication of future results.


GLOBAL SMALLCAPITALIZATION FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world that typically have market capitalizations of $50 million to $1.2 billion. The fund is designed for
investors seeking capital appreciation through stocks.   Investors in the fund
should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of equity securities held by the fund may decline in response to certain events, including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies. Furthermore, the value of non-U.S. securities can decline in response to various factors, including currency fluctuations, political, social and economic instability, differing securities regulations, and administrative difficulties such as delays in clearing and settling portfolio transactions.


GROWTH FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund is designed for investors seeking capital appreciation
through stocks.   Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of equity securities held by the fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. The growth oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

The fund may also invest up to 10% of its assets in equity securities of issuers domiciled outside the U.S. and not included in the Standard & Poor's 500 Composite Index. Investments outside the U.S. may be subject to certain risks, such as currency fluctuations or political, social and economic instability.

In addition, the fund may invest up to 10% of its assets in lower quality debt securities (rated Ba and BB or below by Moody's Investors Services, Inc. or Standard & Poor's Corporation). The value of debt securities held by the fund may be affected by factors such as changing interest rates, credit ratings, and effective maturities. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds.

INVESTMENT RESULTS

The following information illustrates how the fund's results may vary:

[bar chart]
Here are the fund's results calculated on a CALENDAR YEAR basis.
1989
1990
1991
1992
1993
1994
1995
1996
1997
1998

The fund's highest/lowest QUARTERLY results during this time period were
- HIGHEST  % (quarter ended      )
- LOWEST  % (quarter ended      )

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED DECEMBER 31, 1998
                                FUND/1/         S&P500/2/            CPI/3/
ONE YEAR
FIVE YEARS
TEN YEARS
LIFETIME/4/

/1/ THESE FUND RESULTS WERE CALCULATED ACCORDING TO A STANDARD FORMULA REQUIRED FOR ALL STOCK AND BOND FUNDS.

/2/ THE STANDARD & POOR'S 500 COMPOSITE INDEX REPRESENTS STOCKS.   THIS INDEX
IS UNMANAGED AND DOES NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES.

/3/ CONSUMER PRICE INDEX IS A MEASURE OF INFLATION AND IS COMPUTED FROM DATA SUPPLIED BY THE U.S. DEPARTMENT OF LABOR, BUREAU OF LABOR STATISTICS.

/4/ THE FUND BEGAN INVESTMENT OPERATIONS ON FEBRUARY 8, 1984.

These results illustrate the potential fluctuations of the fund's results over shorter periods of time. Past results are not an indication of future results.


INTERNATIONAL FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment growth over time by investing primarily in common stocks of companies located outside the United States. The fund is
designed for investors seeking capital appreciation through stocks.   Investors
in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of equity securities held by the fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. The growth oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss. The value of non-U.S. securities can decline in response to currency fluctuations, political, social and economic instability, differing securities regulations, and administrative difficulties such as delays in clearing and settling portfolio transactions.

INVESTMENT RESULTS

The following information illustrates how the fund's results may vary:

[bar chart]
Here are the fund's results calculated on a CALENDAR YEAR basis.
1990
1991
1992
1993
1994
1995
1996
1997
1998

The fund's highest/lowest QUARTERLY results during this time period were
- HIGHEST  % (quarter ended      )
- LOWEST  % (quarter ended      )

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED DECEMBER 31, 1998
                             FUND/1/         MSCI EAFE INDEX/2/       CPI/3/
ONE YEAR
FIVE YEARS
LIFETIME/4/

/1/ THESE FUND RESULTS WERE CALCULATED ACCORDING TO A STANDARD FORMULA REQUIRED FOR ALL STOCK AND BOND FUNDS.

/2/ MORGAN STANLEY CAPITAL INTERNATIONAL EAFE (EUROPE, AUSTRALIA, FAR EAST) INDEX MEASURES ALL MAJOR STOCK MARKETS OUTSIDE NORTH AMERICA. THIS INDEX IS UNMANAGED AND DOES NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES.

/3/ CONSUMER PRICE INDEX IS A MEASURE OF INFLATION AND IS COMPUTED FROM DATA SUPPLIED BY THE U.S. DEPARTMENT OF LABOR, BUREAU OF LABOR STATISTICS.

/4/ THE FUND BEGAN INVESTMENT OPERATIONS ON MAY 1, 1990.

These results illustrate the potential fluctuations of the fund's results over shorter periods of time. Past results are not an indication of future results.


NEW WORLD FUND

THIS FUND WILL BECOME AVAILABLE ON JUNE 1, 1999; HOWEVER IT MAY NOT BE AVAILABLE IN ALL STATES ON THAT DATE.

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in stocks of companies with significant exposure to countries which have developing economies and/or markets. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Under normal market conditions, the fund will invest at least 35% of its assets in equity securities of companies primarily based in "qualified" countries which have developing economies and/or markets. In determining whether a country is qualified, the fund will consider such factors as the country's per capita gross domestic product, the percentage of the country's economy that is industrialized, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, restrictions on repatriation of initial capital, dividends, interest, and/or capital gains, and whether the country is considered a developing country by the World Bank, International Finance Corporation, United Nations or investment community. The fund will maintain an eligible list of qualified countries and securities in which the fund may invest, which will be maintained by the investment committee of the fund's investment adviser.

The balance of the fund's assets may be invested in equity securities of any company, regardless of where it is based, if the fund's investment adviser has determined that a significant portion of its assets or revenues (generally 20% or more) are attributable to qualified countries. In addition, the fund may invest up to 25% of its assets in debt securities, including lower quality debt securities and government securities of issuers primarily based in qualified countries or that have a significant portion of their assets in revenues attributable to qualified countries.

The prices of equity securities held by the fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. The value of debt securities held by the fund may be affected by factors such as changing interest rates, credit ratings, and effective maturities. For example, the value of bonds in the fund's portfolio generally will decline when interest rates rise and vice versa. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality bonds.

Furthermore, investing in countries with developing economies and/or markets generally involves risks in addition to, and greater than, those generally associated with investing in developed countries. For example, the economies of these countries may be subject to greater social, economic, regulatory, and political uncertainties, currency exchange rate volatility, capital controls, and delays in settling portfolio transactions. This may make these securities more volatile and potentially less liquid than securities issued in countries with more developed economies or markets.


GROWTH-INCOME FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The fund is designed for investors seeking both capital appreciation and income.

The prices of equity securities held by the fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines.

The fund may also invest up to 10% of its assets in securities of issuers domiciled outside the U.S. and not included in the Standard & Poor's 500 Composite Index. Investments outside the U.S. may be subject to certain risks, such as currency fluctuations or political, social and economic instability.

INVESTMENT RESULTS

The following information illustrates how the fund's results may vary:

[bar chart]
Here are the fund's results calculated on a CALENDAR YEAR basis.
1989
1990
1991
1992
1993
1994
1995
1996
1997
1998

The fund's highest/lowest QUARTERLY results during this time period were
- HIGHEST  % (quarter ended      )
- LOWEST  % (quarter ended      )

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED DECEMBER 31, 1998
                                FUND/1/        S&P 500/2/            CPI/3/
ONE YEAR
FIVE YEARS
TEN YEARS
LIFETIME/4/

YIELD/1/:

(For current yield information call                   )

/1/ THESE FUND RESULTS WERE CALCULATED ACCORDING TO A STANDARD FORMULA REQUIRED FOR ALL STOCK AND BOND FUNDS.

/2/ THE STANDARD & POOR'S 500 COMPOSITE INDEX REPRESENTS STOCKS.   THIS INDEX
IS UNMANAGED AND DOES NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES.

/3/ CONSUMER PRICE INDEX IS A MEASURE OF INFLATION AND IS COMPUTED FROM DATA SUPPLIED BY THE U.S. DEPARTMENT OF LABOR, BUREAU OF LABOR STATISTICS.

/4/ THE FUND BEGAN INVESTMENT OPERATIONS ON FEBRUARY 8, 1984.

These results illustrate the potential fluctuations of the fund's results over shorter periods of time. Past results are not an indication of future results.


ASSET ALLOCATION FUND

RISK/RETURN SUMMARY

The fund seeks to provide you with high total return (including income and capital gains) consistent with preservation of capital over the long-term by investing in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). Under normal market conditions, the fund's investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges:
40-80% in equity securities; 20-50% in debt securities; and 0-40% in money market instruments. The fund is designed for investors seeking above average total return.

The prices of equity securities held by the fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines.The value of debt securities held by the fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Money market insturments held by the fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.

The fund may also invest up to 10% of its assets in equity securities of issuers domiciled outside the U.S. and not included in the Standard & Poor's 500 Composite Index, and up to 5% of its assets in debt securities of non-U.S. issuers. Investments outside the U.S. may be subject to certain risks, such as currency fluctuations or political, social and economic instability.

INVESTMENT RESULTS

The following information illustrates how the fund's results may vary:

[bar chart]
Here are the fund's results calculated on a CALENDAR YEAR basis.
1990
1991
1992
1993
1994
1995
1996
1997
1998

The fund's highest/lowest QUARTERLY results during this time period were
- HIGHEST  % (quarter ended      )
- LOWEST  % (quarter ended      )

INVESTMENT RESULTS (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED DECEMBER 31, 1998

                       FUND/1/          S&P 500/2/         BIG INDEX/3/      CPI/4/
ONE YEAR
FIVE YEARS
TEN YEARS
LIFETIME/5/

YIELD/1/:
(For current yield information call                         )


/1/ THESE FUND RESULTS WERE CALCULATED ACCORDING TO A STANDARD FORMULA REQUIRED FOR ALL STOCK AND BOND FUNDS.

/2/ THE STANDARD & POOR'S 500 COMPOSITE INDEX REPRESENTS STOCKS.   THIS INDEX
IS UNMANAGED AND DOES NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES.

/3/ THSALOMON BROTHER BROAD INVESTMENT GRADE BOND INDEX REPRESENTS A MARKET CAPITALIZATION-WEIGHTED INDEX THAT INCLUDES TREASURY, GOVERNMENT-SPONSORED, MORTGAGE, AND INVESTMENT GRADE FIXED-RATE CORPORATE BONDS (BBB-/BAA/3/) WITH A MATURITY OF ONE YEAR OR LONGER. THIS INDEX IS UNMANAGED AND DOES NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES.

/4/ CONSUMER PRICE INDEX IS A MEASURE OF INFLATION AND IS COMPUTED FROM DATA SUPPLIED BY THE U.S. DEPARTMENT OF LABOR, BUREAU OF LABOR STATISTICS.

/5/ THE FUND BEGAN INVESTMENT OPERATIONS ON AUGUST 1, 1989.

These results illustrate the potential fluctuations of the fund's results over shorter periods of time. Past results are not an indication of future results.


BOND FUND

RISK/RETURN SUMMARY

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long-term.

The value of debt securities held by the fund may be affected by factors such as changing interest rates, credit ratings, and effective maturities. The fund may invest up to 35% of its assets in lower quality bonds (rated Ba or BB or below by Moody's Investors Service, Inc. or Standard & Poor's Corporation). Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. The value of non-U.S. securities can decline in response to currency fluctuations, political, social and economic instability, differing securities regulations, and administrative difficulties such as delays in clearing and settling portfolio transactions.

The fund may also invest up to 20% of its assets in preferred stocks. Non-convertible preferred stocks are similar to debt in that they have a stated dividend rate akin to the coupon of a bond or note even though they are often classified as equity securities. The prices and yield of non-convertible preferred stocks generally move with changes in interest rates and the issuer's credit quality.

INVESTMENT RESULTS

The following information illustrates how the fund's results may vary:

[bar chart]
Here are the fund's results calculated on a CALENDAR YEAR basis.
1996
1997
1998

The fund's highest/lowest QUARTERLY results during this time period were
- HIGHEST  % (quarter ended      )
- LOWEST  % (quarter ended      )

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED DECEMBER 31, 1998
                        FUND/1/        SALOMON SMITH BARNEY BIG              CPI/3/
                                       INDEX/2/
ONE YEAR
LIFETIME/4/

YIELD/1/:
(For current yield information call                          )

/1/ THESE FUND RESULTS WERE CALCULATED ACCORDING TO A STANDARD FORMULA REQUIRED FOR ALL STOCK AND BOND FUNDS.

/2/ SALOMON BROTHER BROAD INVESTMENT GRADE BOND INDEX REPRESENTS A MARKET CAPITALIZATION-WEIGHTED INDEX THAT INCLUDES TREASURY, GOVERNMENT-SPONSORED, MORTGAGE, AND INVESTMENT GRADE FIXED-RATE CORPORATE BONDS (BBB-/BAA/3/) WITH A MATURITY OF ONE YEAR OR LONGER. THIS INDEX IS UNMANAGED AND DOES NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES.

/3/ CONSUMER PRICE INDEX IS A MEASURE OF INFLATION AND IS COMPUTED FROM DATA SUPPLIED BY THE U.S. DEPARTMENT OF LABOR, BUREAU OF LABOR STATISTICS.

/4/ THE FUND BEGAN INVESTMENT OPERATIONS ON JANUARY 2, 1996.

These results illustrate the potential fluctuations of the fund's results over shorter periods of time. Past results are not an indication of future results.


HIGH-YIELD BOND FUND

RISK/RETURN SUMMARY

The fund seeks to provide you with a high level of current income and secondarily capital appreciation by investing primarily in lower quality debt securities (rated Ba or BB or below by Moody's Investors Services, Inc. or Standard & Poor's Corporation), including those of non-U.S. issuers. The fund may also invest in equity securities that provide an opportunity for capital
appreciation.   The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than funds investing higher quality bonds.

The value of debt securities held by the fund may be affected by factors such as changing credit ratings, interest rates, and effective maturities. For example, the values of lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. In addition, values of bonds in the fund's portfolio generally will decline when interest rates rise and vice versa. The value of non-U.S. securities can decline in response to currency fluctuations, political, social and economic instability, differing securities regulations, and administrative difficulties such as delays in clearing and settling portfolio transactions.
In addition, the prices of securities held by the fund may decline in response to certain events, including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines.

INVESTMENT RESULTS

The following information illustrates how the fund's results may vary:

[bar chart]
Here are the fund's results calculated on a CALENDAR YEAR basis.
1989
1990
1991
1992
1993
1994
1995
1996
1997
1998

The fund's highest/lowest QUARTERLY results during this time period were
- HIGHEST  % (quarter ended      )
- LOWEST  % (quarter ended      )

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED DECEMBER 31, 1998

                   FUND/1/      SALOMON LONG-TERM          SALOMON SMITH       CPI/4/
                                HIGH-YIELD INDEX/2/        BARNEY BIG
                                                           INDEX/3/
ONE YEAR
FIVE YEARS
TEN YEARS
LIFETIME/5/
YIELD/1/:
(For current yield information call                 )

/1/ THESE FUND RESULTS WERE CALCULATED ACCORDING TO A STANDARD FORMULA REQUIRED FOR ALL STOCK AND BOND FUNDS.

/2/ SALOMON BROTHER LONG-TERM HIGH-YIELD INDEX

/3/ SALOMON BROTHER BROAD INVESTMENT GRADE BOND INDEX REPRESENTS A MARKET CAPITALIZATION-WEIGHTED INDEX THAT INCLUDES TREASURY, GOVERNMENT-SPONSORED, MORTGAGE, AND INVESTMENT GRADE FIXED-RATE CORPORATE BONDS (BBB-/BAA/3/) WITH A MATURITY OF ONE YEAR OR LONGER. THIS INDEX IS UNMANAGED AND DOES NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES.

/4/ CONSUMER PRICE INDEX IS A MEASURE OF INFLATION AND IS COMPUTED FROM DATA SUPPLIED BY THE U.S. DEPARTMENT OF LABOR, BUREAU OF LABOR STATISTICS.
/5/ THE FUND BEGAN INVESTMENT OPERATIONS ON SEPTEMBER 1, 1983.

These results illustrate the potential fluctuations of the fund's results over shorter periods of time. Past results are not an indication of future results.


U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

RISK/RETURN SUMMARY

The fund seeks to provide you with a high level of current income, as well as preserve your investment. The fund invests primarily in securities that are guaranteed by the "full faith and credit" pledge of the U.S. Government and securities that are rated AAA or Aaa by Moody's Investor's Services, Inc. or Standard & Poor's Corporation or unrated but determined to be of equivalent quality. The fund may also invest a significant portion of its assets in securities backed by pools of mortgages.

The value of certain debt securities held by the fund may be affected by changing interest rates and prepayment risks. For example, as with other debt securities, the value of U.S. Government securities generally will decline when interest rates rise and vice versa. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for such securities are not guaranteed and will fluctuate. It is important to note that neither the fund nor its yield are guaranteed by the U.S. Government.

In addition, many types of debt securities, including mortgage-related securities are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the unanticipated principal in new securities when interest rates on new mortgage investments are falling, thus reducing the income of the fund.

INVESTMENT RESULTS

The following information illustrates how the fund's results may vary:

[bar chart]
Here are the fund's results calculated on a CALENDAR YEAR basis.
1989
1990
1991
1992
1993
1994
1995
1996
1997
1998

The fund's highest/lowest QUARTERLY results during this time period were
- HIGHEST  % (quarter ended      )
- LOWEST  % (quarter ended      )


INVESTMENT RESULTS (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED DECEMBER 31, 1998
                        FUND/1/        SALOMON                        CPI/3/
                                       TREASURY/GOVERNMENT-
                                       SPONSORED MORTGAGE
                                       INDEX/2/
ONE YEAR
FIVE YEARS
TEN YEARS
LIFETIME/4/

YIELD/1/:
(For current yield information call              )

/1/ THESE FUND RESULTS WERE CALCULATED ACCORDING TO A STANDARD FORMULA REQUIRED FOR ALL STOCK AND BOND FUNDS.

/2/ SALOMON BROTHERS TREASURY/GOVERNMENT-SPONSORED MORTGAGE INDEX

/3/ CONSUMER PRICE INDEX IS A MEASURE OF INFLATION AND IS COMPUTED FROM DATA SUPPLIED BY THE U.S. DEPARTMENT OF LABOR, BUREAU OF LABOR STATISTICS.

/4/ The fund began investment operations on

These results illustrate the potential fluctuations of the fund's results over shorter periods of time. Past results are not an indication of future results.


CASH MANAGEMENT FUND

RISK/RETURN SUMMARY

The fund seeks to provide you an opportunity to earn income on your cash reserves while preserving the value of your investment and maintaining liquidity by investing in a diversified selection of high quality money market instruments. The prices of money market instruments may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.

Although the fund attempts to maintain a constant net asset value of $1.00 per share, there can be no guarantee that the funds will be able to do so, and you may lose money by investing in the fund.

INVESTMENT RESULTS

The following information illustrates how the fund's results may vary:

[bar chart]
Here are the fund's results calculated on a CALENDAR YEAR basis.
1989
1990
1991
1992
1993
1994
1995
1996
1997
1998

The fund's highest/lowest QUARTERLY results during this time period were
- HIGHEST  % (quarter ended      )
- LOWEST  % (quarter ended      )

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED DECEMBER 31, 1998
                                                         FUND/1/
ONE YEAR
FIVE YEARS
TEN YEARS
LIFETIME/4/

7-DAY YIELD/1/:
(For current yield information call            )

/1/ THESE FUND RESULTS WERE CALCULATED ACCORDING TO A STANDARD  FORMULA.

/2/ THE FUND BEGAN INVESTMENT OPERATIONS ON DECEMBER 1, 1985.

These results illustrate the potential fluctuations of the fund's results over shorter periods of time. Past results are not an indication of future results.

CASH POSITION

The funds may also hold a substantial portion of their portfolios in cash and cash equivalents, for example, in response to abnormal market conditions. The extent of each fund's cash position will depend on market conditions, fund purchases and redemptions, and other factors. This may detract from the achievement of a fund's objectives over the short-term, or may protect a fund during a market downturn.


MANAGEMENT AND ORGANIZATION

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the Series and other mutual funds, including those in The American Funds Group. Capital Research Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los, Angeles, CA 90071. Capital Research Management Company manages the investment portfolios and business affairs of the Series.

The total management fee paid by each fund, as a percentage of average net assets, for the previous fiscal year amounted to the following: Global Growth
Fund -    %; Global Small Capitalization Fund -   %; Growth Fund -   %;
International Fund -    %; Growth-Income Fund -    %; Asset Allocation Fund -
 %; Bond Fund -   %; High-Yield Bond Fund -   %; U.S. Government/AAA-Rated
Securities Fund -    %; and Cash Management Fund -   %.  Capital Research and
Management Company has received no compensation for the World Opportunities Fund because it had not commenced operations during the most recent fiscal year.

Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investing. This policy has been incorporated into the Series' code of ethics.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this system the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested (within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee). In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of the fund's portfolio. The primary portfolio counselors for each of the funds are listed on the next page.

                                                                       APPROXIMATE YEARS OF EXPERIENCE
                                                                       AS AN INVESTMENT PROFESSIONAL
                                                                       (INCLUDING THE LAST FIVE YEARS)

PORTFOLIO       PRIMARY TITLE(S)          YEARS OF EXPERIENCE AS       WITH CAPITAL             TOTAL YEARS
COUNSELORS                                PORTFOLIO COUNSELOR          RESEARCH AND
FOR THE                                   (AND RESEARCH                MANAGEMENT COMPANY
SERIES                                    PROFESSIONAL, IF             OR ITS AFFILIATES
                                          APPLICABLE)
                                          (APPROXIMATE)

James K.        Senior Vice               Growth-Income Fund --        37                       37
Dunton          President of the          15 years (since the
                Series.  Senior           fund began operations)
                Vice President and
                Director, Capital
                Research and
                Management Company

Abner D.        Senior Vice               Asset Allocation Fund        32                       47
Goldstine       President of the          - 10 years (since the
                Series.  Senior           fund began operations)
                Vice President and        Bond Fund - 3 years
                Director, Capital         (since the fund began
                Research and              operations)
                Management Company        High-Yield Bond Fund -
                                          1 year

Alan N.         Vice President of         Growth- Income Fund --       8                        13
Berro           the Series.  Senior       3 years
                Vice President,
                Capital Research
                Company*

Claudia P.      Vice President of         Growth-Income Fund --        21                       23
Huntington      the Series.  Vice         5 years (plus 5 years
                President, Capital        as a research
                Research and              professional prior to
                Management Company        becoming a portfolio
                                          counselor for the
                                          fund)

Robert W.       Vice President of         New World Fund - less        14                       14
Lovelace        the Series, Vice          than one year
                President, Capital        Global Small
                Research and              Capitalization Fund -
                Management Company        1 year (since the fund
                                          began operations)
                                          Global Growth Fund - 2
                                          years (since the fund
                                          began operations)
                                          International Fund - 4
                                          years

Donald D.       Vice President of         Global Growth Fund - 2       14                       14
O'Neal          the Series.  Vice         years (since the fund
                President, Capital        began operations)
                Research and              Growth Fund - 8 years
                Management Company        (plus 4 years as a
                                          research professional
                                          prior to becoming a
                                          portfolio counselor
                                          for the fund)

John H.         Vice President of         Bond Fund - 3 years          16                       17
Smet            the Series.  Vice         (since the fund began
                President, Capital        operations)
                Research and              U.S. Government Fund -
                Management Company        7 years

Timothy D.      Chairman and Chief        Asset Allocation Fund        16                       16
Armour          Executive Officer,        - 3 years
                Capital Research
                Company*

David C.        Executive Vice            High-Yield Bond Fund -       11                       18
Barclay         President and             6 years
                Director, Capital
                Research Company*

Martial         Senior Vice               Global Growth Fund - 2       27                       27
Chaillet        President, Capital        years (since the fund
                Research Company*         began operations)
                                          International Fund - 6
                                          years

Gordon          Senior Vice               Global Small                 28                       28
Crawford        President and             Capitalization Fund --
                Director, Capital         1 year (since the fund
                Research and              began operations)
                Management Company        Growth Fund - 5 years
                                          (plus 5 years as a
                                          research professional
                                          prior to becoming a
                                          portfolio counselor
                                          for the fund)

Mark E.         Director, Capital         New World Fund - less        16                       16
Denning         Research and              than one year
                Management Company        Global Small
                                          Capitalization Fund -
                                          1 year (since the fund
                                          began operations)

James E.        Senior Vice               Growth Fund - 12 years       22                       27
Drasdo          President and
                Director, Capital
                Research and
                Management Company

Alwyn           Vice President,           New World Fund - less        7                        11
Heong           Capital Research          than one year
                Company*                  International Fund - 3
                                          years

Thomas H.       Vice President -          U.S. Government Fund -       9                        12
Hogh            Investment                1 year
                Management Group,
                Capital Research
                and Management
                Company

Robert G.       Senior Vice               9 years (plus 1 year         24                       27
O'Donnell       President and             as a research
                Director, Capital         professional prior to
                Research and              becoming a portfolio
                Management Company        counselor for the
                                          fund)

Victor M.       Senior Vice               Asset Allocation Fund        24                       27
Parachini       President, Capital        - 3 years
                Research and
                Management Company

John W,         Vice Presiden --          U.S. Government Fund -- 1 year   11                       11
Ressner         Investment
                Management Group,
                Capital Research
                and Management
                Company

Susan M.        Vice President,           High-Yield Bond Fund -- 4 years (plus 3   9                        11
Tolson          Capital Research          years as a research
                Company*                  professional prior to
                                          becoming a portfolio
                                          counselor for the
                                          fund)

Gregory W.      Sernior Vice              Global Small                 11                       11
Wendt           President and             Capitalization Fund --
                Director, Capital         Since the fund began
                Research Company*         operations in 1998

* Company affiliated with Capital Research and Management Company.


PURCHASES AND REDEMPTIONS OF SHARES

Shares of the Series are currently offered only to insurance company separate accounts which fund the Contracts. All such shares may be purchased or redeemed by the separate accounts at net asset values, without any sales or redemption charges. Such purchases and redemptions are made subsequent to corresponding purchases and redemptions of units of the separate accounts without delay.

SHARE PRICE

Each fund calculates its share price, also called net asset value, as of 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. If a market price for a particular security is not available, a fund will determine the appropriate price for the security.

DIVIDENDS, DISTRIBUTIONS AND TAXES

It is the Series' policy to distribute to the shareholders (the insurance company separate accounts) all of its net investment income and capital gains realized during each fiscal year.

Each fund of the Series intends to operate as a "regulated investment company" under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its net investment income and realized capital gains, the fund itself is relieved of federal income tax.

See the applicable Contract prospectus for information regarding the federal income tax treatment of the Contracts and distributions to the separate accounts.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the funds' results for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate than an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the funds' financial statements, are included in the statement of additional information, which is available upon request.

       Net asset            Net realized &
Year     value,     Net       unrealized     Total income   Dividends from  Distributions
ended  beginning investment   gain (loss)   from investment net investment     from  net       Total     Net asset value,
11/30   of year    income   on investments    operations        income      realized gains distributions   end of year

 Global Growth Fund/1/
-------------------------------------------------------------------------------------------------------------------------

 CLASS 1

1997    $10.00      $.06        $  .59          $  .65           $(.03)            --         $ (.03)         $10.62
1998     10.62       .13          2.43            2.56            (.14)          $(.02)         (.16)          13.02

 CLASS 2/3/

1997    $10.00       .03           .60             .63            (.02)            --           (.02)          10.61
1998    $10.61       .10          2.44            2.54            (.11)           (.02)         (.13)          13.02

Global Small Capitalization Fund/4/
 CLASS 1

1998    10.00        .06         ($.91)          $(.85)          $(.04)            --          $(.04)          $9.11

 CLASS 2

1998   110.00        .04         (.91)            (.87)           (.03)            --           (.03)           9.10

 Growth Fund
-------------------------------------------------------------------------------------------------------------------------

 CLASS 1

1994     32.34       .24           .69             .93            (.24)          (1.09)        (1.33)          31.94
1995     31.94       .33         10.63           10.96            (.29)           (.80)        (1.09)          41.81
1996     41.81       .24          5.17            5.41            (.29)          (3.40)        (3.69)          43.53
1997     43.53       .27          9.61            9.88            (.27)          (3.02)        (3.29)          50.12
1998     50.12       .19         10.91           11.10            (.17)          (6.14)        (6.19)          54.88

 CLASS 2/3/

1997     40.59       .11          9.51            9.62            (.12)            --           (.12)          50.09
1998     50.09       .08         10.90           10.98            (.15)          (6.14)        (6.19)          54.88

 International Fund/6/
-------------------------------------------------------------------------------------------------------------------------

 CLASS 1

1994     12.40       .25          1.04            1.29            (.20)           (.22)         (.42)          13.27
1995     13.27       .34          1.02            1.36            (.33)           (.41)         (.74)          13.89
1996     13.89       .28          1.96            2.24            (.31)           (.29)         (.60)          15.53
1997     15.53       .25          1.18            1.43            (.27)           (.62)         (.89)          16.07
1998     16.07       .22          2.21            2.43            (.28)          (1.65)        (1.93)          16.57

 CLASS 2/3/

1997     15.86       .13           .23             .36            (.16)            --           (.16)          16.06
1998     16.06       .20          2.19            2.39            (.24)          (1.65)        (1.89)          16.56

 Growth-Income Fund
-------------------------------------------------------------------------------------------------------------------------

 CLASS 1

1994     26.01       .68           .14             .82            (.65)           (.88)        (1.53)          25.30
1995     25.30       .73          7.20            7.93            (.73)          (1.03)        (1.76)          31.47
1996     31.47       .71          5.55            6.26            (.74)          (1.26)        (2.00)          35.73
1997     35.73       .73          6.78            7.51            (.72)          (2.55)        (3.27)          39.97
1998     39.97       .67          4.60            5.27            (.68)          (3.83)        (4.51)          40.73

 CLASS 2/3/

1997     34.10       .37          5.82            6.19            (.35)            --           (.35)          39.94
1998     39.94       .58          4.690           5.18            (.59)          (3.83)        (4.42)          40.70

 Asset Allocation Fund/8/
------------------------------------------------------------------------------------------------------------------------------

 CLASS 1

1994     12.01       .51          (.57)           (.06)           (.52)           (.18)         (.70)          11.25
1995     11.25       .50          2.69            3.19            (.50)           (.17)         (.67)          13.77
1996     13.77       .53          1.89            2.42            (.53)           (.48)        (1.01)          15.18
1997     15.18       .55          1.94            2.49            (.54)           (.97)        (1.51)          16.16
1998     16.16       .58          1.27            1.85            (.57)           (.87)        (1.44)          16.57

 CLASS 2/3/

1997     14.43       .29          1.69            1.98            (.26)            --           (.26)          16.15
1998     16.15       .53          1.28            1.81            (.53)           (.87)        (1.40)          16.56
------------------------------------------------------------------------------------------------------------------------------

                                     Ratio of    Ratio of net
Year                   Net assets,   expenses     income to    Portfolio
ended                  end of year  to average     average     turnover
11/30  Total return   (in millions) net assets    net assets   rate

Global Growth Fund/1/
---------------------------------------------------------------------------------

CLASS 1

1997       6.45%/2/      $   80          .44%/2/      .80%/2/  13.22%/2/
1998      24.26             132          .75          .80%/3/  25.26

CLASS 2/3/

1997       6.28/2/           46          .57/2/       .56/2/   13.22/2/
1998      24.06             124         1.00          .87      25.56

Global Small Capitalization Fund/4/

 CLASS 1

1998      (8.31)%/2/       $ 55          .51%/2/      .86%/2/  28.20%/2/

 CLASS 2

1998      (8.40)/2/          17          .64%/2/      .63      28.20/2/

Growth Fund
---------------------------------------------------------------------------------

CLASS 1

1994       2.92           2,027          .49          .78      29.58
1995      35.35           3,154          .47          .92      35.47
1996      14.32           3,860          .44          .61      30.88
1997      24.57           4,671          .42          .59      45.14
1998      25.27           5,313          .41          .38      49.91

CLASS 2/3/

1997      23.73/2/           75          .37/2/       .08/2/   45.14
1998      24.97             310          .66          .15      49.91

International Fund/6/
---------------------------------------------------------------------------------

CLASS 1

1994      10.48           1,405          .80         2.03      19.66
1995      10.78           1,703          .75         2.64      24.66
1996      16.66           2,370          .69         1.99      32.08
1997       9.52           2,162          .67         1.56      50.12
1998      16.94           2,593          .66         1.36      34.08

CLASS 2/3/

1997       2.20/2/           48          .53/2/       .34/2/   50.12
1998      16.63             126          .91         1.56      34.08

Growth-Income Fund
---------------------------------------------------------------------------------

CLASS 1

1994       3.21           2,740          .47         2.72      29.26
1995      33.14           3,953          .44         2.70      26.91
1996      21.02           5,249          .41         2.26      31.27
1997      22.92           6,430          .38         2.01      37.55
1998      14.77           6,704          .36         1.74      42.72

CLASS 2/3/

1997      18.18/2/          157          .35/2/       .93/2/   37.55
1998      14.49             564          .61         1.02      42.72

Asset Allocation Fund/8/
---------------------------------------------------------------------------------

CLASS 1

1994       (.54)            637          .53         4.55      36.13
1995      29.45             870          .52         4.11      39.89
1996      18.65           1,141          .49         3.88      50.62
1997      17.90           1,393          .47         3.63      34.14
1998      12.32           1,497          .45         3.63      27.97

CLASS 2/3/

1997      13.80/2/           42          .40/2/      1.81/2/   34.14
1998      12.05             173          .70         3.39      27.97
---------------------------------------------------------------------------------

                                       2

       Net asset            Net realized &
Year     value,     Net       unrealized     Total income   Dividends from  Distributions
ended  beginning investment   gain (loss)   from investment net investment     from  net       Total     Net asset value,
11/30   of year    income   on investments    operations        income      realized gains distributions   end of year

 Bond Fund/9/
-------------------------------------------------------------------------------------------------------------------------

 CLASS 1

1996    $10.00     $ .40        $  .16           $ .56          $ (.25)           --          $ (.25)         $10.31
1997     10.31       .63           .30             .93            (.62)           --            (.62)          10.62
1998     10.62       .67          (.15)            .52            (.65)         $(.12)          (.77)          10.37

 CLASS 2/3/

1997     10.11       .35           .46             .81            (.31)           --            (.31)          10.61
1998     10.61       .65          (.15)            .50            (.63)          (.12)          (.75)          10.36

 High-Yield Bond Fund
-------------------------------------------------------------------------------------------------------------------------

 CLASS 1

1994     15.17      1.27         (2.07)           (.80)          (1.23)          (.25)         (1.48)          12.89
1995     12.89      1.32          1.10            2.42           (1.32)           --           (1.32)          13.99
1996     13.99      1.28           .54            1.82           (1.30)           --           (1.30)          14.51
1997     14.51      1.29           .43            1.72           (1.27)           --           (1.27)          14.96
1998     14.96      1.26         (1.04)            .22           (1.25)          (.16)         (1.41)          13.77

 CLASS 2/3/

1997     14.28       .69           .61            1.30            (.63)           --            (.63)          14.95
1998     14.95      1.23         (1.04)            .19           (1.22)          (.16)         (1.38)          13.76

 U.S. Government/AAA-Rated Securities Fund
-------------------------------------------------------------------------------------------------------------------------

 CLASS 1

1994     12.15       .76         (1.30)           (.54)           (.74)          (.07)          (.81)          10.80
1995     10.80       .82           .71            1.53            (.81)           --            (.81)          11.52
1996     11.52       .83          (.24)            .59            (.82)           --            (.82)          11.29
1997     11.29       .76          (.07)            .69            (.80)           --            (.80)          11.18
1998     11.18       .68           .26             .94            (.69)           --            (.69)          11.43

 CLASS 2/3/

1997     11.07       .28           .03             .31            (.26)           --            (.26)          11.12
1998     11.17       .68           .24             .92            (.67)           --            (.67)          11.42

-------------------------------------------------------------------------------------------------------------------------

 CASH MANAGEMENT FUND

 CLASS 1

1994     11.02       .37           .02             .39            (.32)           --           (.32)           11.09
1995     11.09       .63          (.02)            .61            (.59)           --           (.59)           11.11
1996     11.11       .54           .01             .55            (.54)           --           (.54)           11.12
1997     11.12       .57          (.01)            .56            (.55)           --           (.55)           11.13
1998     11.13       .57          (.01)            .56            (.56)           --           (.56)           11.13

 CLASS 2/3/

1997    11.07        .28           .03             .31            (.26)           --           (.26)           11.12
1998    11.12        .55          (.02)            .53            (.53)           --           (.53)           11.12

                                    Ratio of   Ratio of net
Year                  Net assets,   expenses    income to    Portfolio
ended                 end of year  to average    average     turnover
11/30  Total return  (in millions) net assets   net assets     rate
----------------------------------------------------------------------------------

BOND FUND/9/

Class 1

1996       5.74 %/2/     $ 77         .52%/2/      6.18%/2/    32.83%/2/
1997        9.36          132           .55         6.63       52.93
1998       5.12           186           .54         6.89       61.54

Class 2/3/
1997        8.09/2/        12           .44/2/      3.50/2/    52.93
1998        4.85           45           .78         6.62       61.50

High-Yield Bond Fund
----------------------------------------------------------------------------------

Class 1

1994       (5.71)         390           .54         9.37       38.46
1995       19.81          534           .54        10.12       31.73
1996       13.75          662           .53         9.27       44.81
1997       12.45          765           .51         8.92       50.22
1998        1.44          715           .51         8.66       65.80

Class 2/3/

1997        9.20/2/        21        .43/2/      4.92/2/       50.22
1998        1.18           68          .76          8.60       65.80

U.S. Government/AAA-Rated Securities Fund
----------------------------------------------------------------------------------

Class 1

1994       (4.58)         463           .54         6.69       45.21
1995       14.73          542           .54         7.37       30.11
1996        5.49          512           .53         7.33       30.45
1997        6.49          471           .52         6.73       53.80
1998        8.72          537           .51         6.11       89.25

Class 2/3/

1997     6.65/2/            7        .44/2/      3.45/2/       53.80
1998       8.46            32           .75         5.68       89.25

Cash Management Fund
----------------------------------------------------------------------------------

Class 1

1994        3.59          221           .49         3.60         --
1995        5.65          193           .49         5.37         --
1996        5.09          240           .47         4.94         --
1997        5.21          226           .47         4.99         --
1998        5.17          250           .46         5.07         --

 CLASS 2/3/

1997        2.87/2/        14           .41/2/      2.80/2/      --
1998        4.92           34           .70         4.75         --
------------



/1/  Commenced operations April 30, 1997.
/2/ Based on operations for the period shown and, accordingly, not representative of a full year's operations.
/3/  Shares offered for sale commencing April 30, 1997.
/4/  Commenced operations on April 30, 1998.
/5/ Amount includes net realized short-term gains treated as net investment income for federal income tax purposes.
/6/  Commenced operations May 1, 1990.
/7/  Annualized
/8/  Commenced operations August 1, 1989.
/9/  Commenced operations January 2, 1996.

No information is presented for the New World Fund since it had no investment operations as of April 1, 1999.


                             OTHER FUND INFORMATION

ANNUAL/SEMI-ANNUAL REPORT SHAREHOLDERS

Contains additional information about the Series including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the Series' investment strategies, and the independent accountants' report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Contains more detailed information on all aspects of the Series, including the Series financial statements.

A current SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The SAI and other related materials about the Series are available for review or to be copied at the SEC Public Reference Room (1-800-SEC-0330) or on the SEC's Internet Web site at http://www.sec.gov.

CODE OF ETHICS

Includes a description of the Series personal investing policy.

To request a free copy of any of the documents above, write to:
  Secretary of the Series
  333 South Hope Street
  Los Angeles, CA  90071



                   AMERICAN VARIABLE INSURANCE SERIES(R)
                             Class 2 Shares

                               Prospectus


                              APRIL 1, 1999


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
THE FUNDS

The Series consists of 11 funds, each representing a separate fully managed diversified portfolio of securities.

The 11 funds are:              Global Growth Fund
                               Global Small Capitalization Fund
                               Growth Fund
                               International Fund
                               New World Fund
                               Growth-Income Fund
                               Asset Allocation Fund
                               Bond Fund
                               High-Yield Bond Fund
                               U.S. Government /AAA-Rated Securities Fund
                               Cash Management Fund.

The Series offers two classes of fund shares: Class 1 shares and Class 2 shares. This prospectus offers only Class 2 shares and is for use with Contracts that make Class 2 shares available. The Board of Trustees may establish additional funds and classes in the future. The investment objective(s) and policies of each fund are discussed below. MORE INFORMATION ON THE FUNDS IS CONTAINED IN THE SERIES' STATEMENT OF ADDITIONAL INFORMATION.

Shares of the Series are currently offered only to separate accounts of various insurance companies to serve as the underlying investment for both variable annuity and variable life insurance contracts ("Contracts"). All such shares may be purchased or redeemed by the separate accounts without any sales or redemption charges at net asset value. Due to differences in tax treatment or other considerations, the interest of various Contract owners participating in a fund might at some time be in conflict. The Board of Trustees will monitor the Series' operations for any material conflicts and determine what action, if any, should be taken.

You may lose money by investing in the Series. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the Series is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.


GLOBAL GROWTH FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located around the world. The fund is designed for
investors seeking capital appreciation through stocks.   Investors in the fund
should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of equity securities held by the fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. The growth oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss. In addition, the value of non-U.S. securities can decline in response to various factors including currency fluctuations, and administrative difficulties such as delays in clearing and settling portfolio transactions.

The fund may also invest up to 10% of its assets in debt securities rated Baa or BBB or below by Moody's Investors Services, Inc. or Standard & Poor's Corporation or unrated but determined to be of equivalent quality. The value of debt securities held by the fund may be affected by changing interest rates, effective maturities and credit ratings. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds.

INVESTMENT RESULTS

The following information illustrates how the fund's results may vary:

[bar chart]
Here are the fund's results calculated on a CALENDAR YEAR basis.
1998

The fund's highest/lowest QUARTERLY results during this time period were
- HIGHEST  % (quarter ended      )
- LOWEST  % (quarter ended      )

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED DECEMBER 31, 1998
                                FUND/1/        MSCI WORLD/2/         CPI/3/
ONE YEAR
LIFETIME/4/

/1/ THESE FUND RESULTS WERE CALCULATED ACCORDING TO A STANDARD FORMULA REQUIRED FOR ALL STOCK AND BOND FUNDS.

/2/ MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX MEASURES 22 MAJOR STOCK
MARKETS THROUGHOUT THE WORLD, INCLUDING THE U.S.   THIS INDEX IS UNMANAGED AND
DOES NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES.

/3/ CONSUMER PRICE INDEX IS A MEASURE OF INFLATION AND IS COMPUTED FROM DATA SUPPLIED BY THE U.S. DEPARTMENT OF LABOR, BUREAU OF LABOR STATISTICS.

/4/ THE FUND BEGAN INVESTMENT OPERATIONS ON APRIL 30, 1997.

These results illustrate the potential fluctuations of the fund's results over shorter periods of time. Past results are not an indication of future results.


GLOBAL SMALLCAPITALIZATION FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world that typically have market capitalizations of $50 million to $1.2 billion. The fund is designed for
investors seeking capital appreciation through stocks.   Investors in the fund
should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of equity securities held by the fund may decline in response to certain events, including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about, and more volatile than stocks of larger, more established companies. Furthermore, the value of non-U.S. securities can decline in response to various factors, including currency fluctuations, political, social and economic instability, differing securities regulations, and administrative difficulties such as delays in clearing and settling portfolio transactions.


GROWTH FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund is designed for investors seeking capital appreciation
through stocks.   Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of equity securities held by the fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. The growth oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

The fund may also invest up to 10% of its assets in equity securities of issuers domiciled outside the U.S. and not included in the Standard & Poor's 500 Composite Index. Investments outside the U.S. may be subject to certain risks, such as currency fluctuations or political, social and economic instability.

In addition, the fund may invest up to 10% of its assets in lower quality debt securities (rated Ba and BB or below by Moody's Investors Services, Inc. or Standard & Poor's Corporation). The value of debt securities held by the fund may be affected by factors such as changing interest rates, credit ratings, and effective maturities. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds.

INVESTMENT RESULTS

The following information illustrates how the fund's results may vary:

[bar chart]
Here are the fund's results calculated on a CALENDAR YEAR basis.
1989
1990
1991
1992
1993
1994
1995
1996
1997
1998

The fund's highest/lowest QUARTERLY results during this time period were
- HIGHEST  % (quarter ended      )
- LOWEST  % (quarter ended      )

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED DECEMBER 31, 1998
                                FUND/1/         S&P500/2/            CPI/3/
ONE YEAR
FIVE YEARS
TEN YEARS
LIFETIME/4/

/1/ THESE FUND RESULTS WERE CALCULATED ACCORDING TO A STANDARD FORMULA REQUIRED FOR ALL STOCK AND BOND FUNDS.

/2/ THE STANDARD & POOR'S 500 COMPOSITE INDEX REPRESENTS STOCKS.   THIS INDEX
IS UNMANAGED AND DOES NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES.

/3/ CONSUMER PRICE INDEX IS A MEASURE OF INFLATION AND IS COMPUTED FROM DATA SUPPLIED BY THE U.S. DEPARTMENT OF LABOR, BUREAU OF LABOR STATISTICS.

/4/ THE FUND BEGAN INVESTMENT OPERATIONS ON FEBRUARY 8, 1984.

These results illustrate the potential fluctuations of the fund's results over shorter periods of time. Past results are not an indication of future results.


INTERNATIONAL FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment growth over time by investing primarily in common stocks of companies located outside the United States. The fund is
designed for investors seeking capital appreciation through stocks.   Investors
in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

The prices of equity securities held by the fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. The growth oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss. The value of non-U.S. securities can decline in response to currency fluctuations, political, social and economic instability, differing securities regulations, and administrative difficulties such as delays in clearing and settling portfolio transactions.

INVESTMENT RESULTS

The following information illustrates how the fund's results may vary:

[bar chart]
Here are the fund's results calculated on a CALENDAR YEAR basis.
1990
1991
1992
1993
1994
1995
1996
1997
1998

The fund's highest/lowest QUARTERLY results during this time period were
- HIGHEST  % (quarter ended      )
- LOWEST  % (quarter ended      )

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED DECEMBER 31, 1998
                             FUND/1/         MSCI EAFE INDEX/2/       CPI/3/
ONE YEAR
FIVE YEARS
LIFETIME/4/

/1/ THESE FUND RESULTS WERE CALCULATED ACCORDING TO A STANDARD FORMULA REQUIRED FOR ALL STOCK AND BOND FUNDS.

/2/ MORGAN STANLEY CAPITAL INTERNATIONAL EAFE (EUROPE, AUSTRALIA, FAR EAST) INDEX MEASURES ALL MAJOR STOCK MARKETS OUTSIDE NORTH AMERICA. THIS INDEX IS UNMANAGED AND DOES NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES.

/3/ CONSUMER PRICE INDEX IS A MEASURE OF INFLATION AND IS COMPUTED FROM DATA SUPPLIED BY THE U.S. DEPARTMENT OF LABOR, BUREAU OF LABOR STATISTICS.

/4/ THE FUND BEGAN INVESTMENT OPERATIONS ON MAY 1, 1990.

These results illustrate the potential fluctuations of the fund's results over shorter periods of time. Past results are not an indication of future results.


NEW WORLD FUND

THIS FUND WILL BECOME AVAILABLE ON JUNE 1, 1999; HOWEVER IT MAY NOT BE AVAILABLE IN ALL STATES ON THAT DATE.

RISK/RETURN SUMMARY

The fund seeks to make your investment grow over time by investing primarily in stocks of companies with significant exposure to countries which have developing economies and/or markets. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations. Under normal market conditions, the fund will invest at least 35% of its assets in equity securities of companies primarily based in "qualified" countries which have developing economies and/or markets. In determining whether a country is qualified, the fund will consider such factors as the country's per capita gross domestic product, the percentage of the country's economy that is industrialized, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, restrictions on repatriation of initial capital, dividends, interest, and/or capital gains, and whether the country is considered a developing country by the World Bank, International Finance Corporation, United Nations or investment community. The fund will maintain an eligible list of qualified countries and securities in which the fund may invest, which will be maintained by the investment committee of the fund's investment adviser.

The balance of the fund's assets may be invested in equity securities of any company, regardless of where it is based, if the fund's investment adviser has determined that a significant portion of its assets or revenues (generally 20% or more) are attributable to qualified countries. In addition, the fund may invest up to 25% of its assets in debt securities, including lower quality debt securities and government securities of issuers primarily based in qualified countries or that have a significant portion of their assets in revenues attributable to qualified countries.

The prices of equity securities held by the fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines. The value of debt securities held by the fund may be affected by factors such as changing interest rates, credit ratings, and effective maturities. For example, the value of bonds in the fund's portfolio generally will decline when interest rates rise and vice versa. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality bonds.

Furthermore, investing in countries with developing economies and/or markets generally involves risks in addition to, and greater than, those generally associated with investing in developed countries. For example, the economies of these countries may be subject to greater social, economic, regulatory, and political uncertainties, currency exchange rate volatility, capital controls, and delays in settling portfolio transactions. This may make these securities more volatile and potentially less liquid than securities issued in countries with more developed economies or markets.


GROWTH-INCOME FUND

RISK/RETURN SUMMARY

The fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The fund is designed for investors seeking both capital appreciation and income.

The prices of equity securities held by the fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines.

The fund may also invest up to 10% of its assets in securities of issuers domiciled outside the U.S. and not included in the Standard & Poor's 500 Composite Index. Investments outside the U.S. may be subject to certain risks, such as currency fluctuations or political, social and economic instability.

INVESTMENT RESULTS

The following information illustrates how the fund's results may vary:

[bar chart]
Here are the fund's results calculated on a CALENDAR YEAR basis.
1989
1990
1991
1992
1993
1994
1995
1996
1997
1998

The fund's highest/lowest QUARTERLY results during this time period were
- HIGHEST  % (quarter ended      )
- LOWEST  % (quarter ended      )

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED DECEMBER 31, 1998
                                FUND/1/        S&P 500/2/            CPI/3/
ONE YEAR
FIVE YEARS
TEN YEARS
LIFETIME/4/

YIELD/1/:

(For current yield information call                   )

/1/ THESE FUND RESULTS WERE CALCULATED ACCORDING TO A STANDARD FORMULA REQUIRED FOR ALL STOCK AND BOND FUNDS.

/2/ THE STANDARD & POOR'S 500 COMPOSITE INDEX REPRESENTS STOCKS.   THIS INDEX
IS UNMANAGED AND DOES NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES.

/3/ CONSUMER PRICE INDEX IS A MEASURE OF INFLATION AND IS COMPUTED FROM DATA SUPPLIED BY THE U.S. DEPARTMENT OF LABOR, BUREAU OF LABOR STATISTICS.

/4/ THE FUND BEGAN INVESTMENT OPERATIONS ON FEBRUARY 8, 1984.

These results illustrate the potential fluctuations of the fund's results over shorter periods of time. Past results are not an indication of future results.


ASSET ALLOCATION FUND

RISK/RETURN SUMMARY

The fund seeks to provide you with high total return (including income and capital gains) consistent with preservation of capital over the long-term by investing in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). Under normal market conditions, the fund's investment adviser expects (but is not required) to maintain an investment mix falling within the following ranges:
40-80% in equity securities; 20-50% in debt securities; and 0-40% in money market instruments. The fund is designed for investors seeking above average total return.

The prices of equity securities held by the fund may decline in response to certain events including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines.The value of debt securities held by the fund may be affected by factors such as changing interest rates, credit rating, and effective maturities. Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. Money market insturments held by the fund may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.

The fund may also invest up to 10% of its assets in equity securities of issuers domiciled outside the U.S. and not included in the Standard & Poor's 500 Composite Index, and up to 5% of its assets in debt securities of non-U.S. issuers. Investments outside the U.S. may be subject to certain risks, such as currency fluctuations or political, social and economic instability.

INVESTMENT RESULTS

The following information illustrates how the fund's results may vary:

[bar chart]
Here are the fund's results calculated on a CALENDAR YEAR basis.
1990
1991
1992
1993
1994
1995
1996
1997
1998

The fund's highest/lowest QUARTERLY results during this time period were
- HIGHEST  % (quarter ended      )
- LOWEST  % (quarter ended      )

INVESTMENT RESULTS (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED DECEMBER 31, 1998

                       FUND/1/          S&P 500/2/         BIG INDEX/3/      CPI/4/
ONE YEAR
FIVE YEARS
TEN YEARS
LIFETIME/5/

YIELD/1/:
(For current yield information call                         )


/1/ THESE FUND RESULTS WERE CALCULATED ACCORDING TO A STANDARD FORMULA REQUIRED FOR ALL STOCK AND BOND FUNDS.

/2/ THE STANDARD & POOR'S 500 COMPOSITE INDEX REPRESENTS STOCKS.   THIS INDEX
IS UNMANAGED AND DOES NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES.

/3/ THSALOMON BROTHER BROAD INVESTMENT GRADE BOND INDEX REPRESENTS A MARKET CAPITALIZATION-WEIGHTED INDEX THAT INCLUDES TREASURY, GOVERNMENT-SPONSORED, MORTGAGE, AND INVESTMENT GRADE FIXED-RATE CORPORATE BONDS (BBB-/BAA/3/) WITH A MATURITY OF ONE YEAR OR LONGER. THIS INDEX IS UNMANAGED AND DOES NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES.

/4/ CONSUMER PRICE INDEX IS A MEASURE OF INFLATION AND IS COMPUTED FROM DATA SUPPLIED BY THE U.S. DEPARTMENT OF LABOR, BUREAU OF LABOR STATISTICS.

/5/ THE FUND BEGAN INVESTMENT OPERATIONS ON AUGUST 1, 1989.

These results illustrate the potential fluctuations of the fund's results over shorter periods of time. Past results are not an indication of future results.


BOND FUND

RISK/RETURN SUMMARY

The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long-term.

The value of debt securities held by the fund may be affected by factors such as changing interest rates, credit ratings, and effective maturities. The fund may invest up to 35% of its assets in lower quality bonds (rated Ba or BB or below by Moody's Investors Service, Inc. or Standard & Poor's Corporation). Lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. The value of non-U.S. securities can decline in response to currency fluctuations, political, social and economic instability, differing securities regulations, and administrative difficulties such as delays in clearing and settling portfolio transactions.

The fund may also invest up to 20% of its assets in preferred stocks. Non-convertible preferred stocks are similar to debt in that they have a stated dividend rate akin to the coupon of a bond or note even though they are often classified as equity securities. The prices and yield of non-convertible preferred stocks generally move with changes in interest rates and the issuer's credit quality.

INVESTMENT RESULTS

The following information illustrates how the fund's results may vary:

[bar chart]
Here are the fund's results calculated on a CALENDAR YEAR basis.
1996
1997
1998

The fund's highest/lowest QUARTERLY results during this time period were
- HIGHEST  % (quarter ended      )
- LOWEST  % (quarter ended      )

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED DECEMBER 31, 1998
                        FUND/1/        SALOMON SMITH BARNEY BIG              CPI/3/
                                       INDEX/2/
ONE YEAR
LIFETIME/4/

YIELD/1/:
(For current yield information call                          )

/1/ THESE FUND RESULTS WERE CALCULATED ACCORDING TO A STANDARD FORMULA REQUIRED FOR ALL STOCK AND BOND FUNDS.

/2/ SALOMON BROTHER BROAD INVESTMENT GRADE BOND INDEX REPRESENTS A MARKET CAPITALIZATION-WEIGHTED INDEX THAT INCLUDES TREASURY, GOVERNMENT-SPONSORED, MORTGAGE, AND INVESTMENT GRADE FIXED-RATE CORPORATE BONDS (BBB-/BAA/3/) WITH A MATURITY OF ONE YEAR OR LONGER. THIS INDEX IS UNMANAGED AND DOES NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES.

/3/ CONSUMER PRICE INDEX IS A MEASURE OF INFLATION AND IS COMPUTED FROM DATA SUPPLIED BY THE U.S. DEPARTMENT OF LABOR, BUREAU OF LABOR STATISTICS.

/4/ THE FUND BEGAN INVESTMENT OPERATIONS ON JANUARY 2, 1996.

These results illustrate the potential fluctuations of the fund's results over shorter periods of time. Past results are not an indication of future results.


HIGH-YIELD BOND FUND

RISK/RETURN SUMMARY

The fund seeks to provide you with a high level of current income and secondarily capital appreciation by investing primarily in lower quality debt securities (rated Ba or BB or below by Moody's Investors Services, Inc. or Standard & Poor's Corporation), including those of non-U.S. issuers. The fund may also invest in equity securities that provide an opportunity for capital
appreciation.   The fund is designed for investors seeking a high level of current income and who are able to tolerate greater credit risk and price fluctuations than funds investing higher quality bonds.

The value of debt securities held by the fund may be affected by factors such as changing credit ratings, interest rates, and effective maturities. For example, the values of lower quality and longer maturity bonds will be subject to greater credit risk and price fluctuations than higher quality and shorter maturity bonds. In addition, values of bonds in the fund's portfolio generally will decline when interest rates rise and vice versa. The value of non-U.S. securities can decline in response to currency fluctuations, political, social and economic instability, differing securities regulations, and administrative difficulties such as delays in clearing and settling portfolio transactions.
In addition, the prices of securities held by the fund may decline in response to certain events, including those directly involving issuers of these securities, adverse conditions affecting the general economy, or overall market declines.

INVESTMENT RESULTS

The following information illustrates how the fund's results may vary:

[bar chart]
Here are the fund's results calculated on a CALENDAR YEAR basis.
1989
1990
1991
1992
1993
1994
1995
1996
1997
1998

The fund's highest/lowest QUARTERLY results during this time period were
- HIGHEST  % (quarter ended      )
- LOWEST  % (quarter ended      )

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED DECEMBER 31, 1998

                   FUND/1/      SALOMON LONG-TERM          SALOMON SMITH       CPI/4/
                                HIGH-YIELD INDEX/2/        BARNEY BIG
                                                           INDEX/3/
ONE YEAR
FIVE YEARS
TEN YEARS
LIFETIME/5/
YIELD/1/:
(For current yield information call                 )

/1/ THESE FUND RESULTS WERE CALCULATED ACCORDING TO A STANDARD FORMULA REQUIRED FOR ALL STOCK AND BOND FUNDS.

/2/ SALOMON BROTHER LONG-TERM HIGH-YIELD INDEX

/3/ SALOMON BROTHER BROAD INVESTMENT GRADE BOND INDEX REPRESENTS A MARKET CAPITALIZATION-WEIGHTED INDEX THAT INCLUDES TREASURY, GOVERNMENT-SPONSORED, MORTGAGE, AND INVESTMENT GRADE FIXED-RATE CORPORATE BONDS (BBB-/BAA/3/) WITH A MATURITY OF ONE YEAR OR LONGER. THIS INDEX IS UNMANAGED AND DOES NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES.

/4/ CONSUMER PRICE INDEX IS A MEASURE OF INFLATION AND IS COMPUTED FROM DATA SUPPLIED BY THE U.S. DEPARTMENT OF LABOR, BUREAU OF LABOR STATISTICS.

/5/ THE FUND BEGAN INVESTMENT OPERATIONS ON SEPTEMBER 1, 1983.

These results illustrate the potential fluctuations of the fund's results over shorter periods of time. Past results are not an indication of future results.


U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

RISK/RETURN SUMMARY

The fund seeks to provide you with a high level of current income, as well as preserve your investment. The fund invests primarily in securities that are guaranteed by the "full faith and credit" pledge of the U.S. Government and securities that are rated AAA or Aaa by Moody's Investor's Services, Inc. or Standard & Poor's Corporation or unrated but determined to be of equivalent quality. The fund may also invest a significant portion of its assets in securities backed by pools of mortgages.

The value of certain debt securities held by the fund may be affected by changing interest rates and prepayment risks. For example, as with other debt securities, the value of U.S. Government securities generally will decline when interest rates rise and vice versa. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for such securities are not guaranteed and will fluctuate. It is important to note that neither the fund nor its yield are guaranteed by the U.S. Government.

In addition, many types of debt securities, including mortgage-related securities are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the unanticipated principal in new securities when interest rates on new mortgage investments are falling, thus reducing the income of the fund.

INVESTMENT RESULTS

The following information illustrates how the fund's results may vary:

[bar chart]
Here are the fund's results calculated on a CALENDAR YEAR basis.
1989
1990
1991
1992
1993
1994
1995
1996
1997
1998

The fund's highest/lowest QUARTERLY results during this time period were
- HIGHEST  % (quarter ended      )
- LOWEST  % (quarter ended      )


INVESTMENT RESULTS (CONTINUED)

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED DECEMBER 31, 1998
                        FUND/1/        SALOMON                        CPI/3/
                                       TREASURY/GOVERNMENT-
                                       SPONSORED MORTGAGE
                                       INDEX/2/
ONE YEAR
FIVE YEARS
TEN YEARS
LIFETIME/4/

YIELD/1/:
(For current yield information call              )

/1/ THESE FUND RESULTS WERE CALCULATED ACCORDING TO A STANDARD FORMULA REQUIRED FOR ALL STOCK AND BOND FUNDS.

/2/ SALOMON BROTHERS TREASURY/GOVERNMENT-SPONSORED MORTGAGE INDEX

/3/ CONSUMER PRICE INDEX IS A MEASURE OF INFLATION AND IS COMPUTED FROM DATA SUPPLIED BY THE U.S. DEPARTMENT OF LABOR, BUREAU OF LABOR STATISTICS.

/4/ The fund began investment operations on

These results illustrate the potential fluctuations of the fund's results over shorter periods of time. Past results are not an indication of future results.


CASH MANAGEMENT FUND

RISK/RETURN SUMMARY

The fund seeks to provide you an opportunity to earn income on your cash reserves while preserving the value of your investment and maintaining liquidity by investing in a diversified selection of high quality money market instruments. The prices of money market instruments may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest.

Although the fund attempts to maintain a constant net asset value of $1.00 per share, there can be no guarantee that the funds will be able to do so, and you may lose money by investing in the fund.

INVESTMENT RESULTS

The following information illustrates how the fund's results may vary:

[bar cahrt]
Here are the fund's results calculated on a CALENDAR YEAR basis.
1989
1990
1991
1992
1993
1994
1995
1996
1997
1998

The fund's highest/lowest QUARTERLY results during this time period were
- HIGHEST  % (quarter ended      )
- LOWEST  % (quarter ended      )

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED DECEMBER 31, 1998
                                                         FUND/1/
ONE YEAR
FIVE YEARS
TEN YEARS
LIFETIME/4/

7-DAY YIELD/1/:
(For current yield information call            )

/1/ THESE FUND RESULTS WERE CALCULATED ACCORDING TO A STANDARD  FORMULA.

/2/ THE FUND BEGAN INVESTMENT OPERATIONS ON DECEMBER 1, 1985.

These results illustrate the potential fluctuations of the fund's results over shorter periods of time. Past results are not an indication of future results.

CASH POSITION

The funds may also hold a substantial portion of their portfolios in cash and cash equivalents, for example, in response to abnormal market conditions. The extent of each fund's cash position will depend on market conditions, fund purchases and redemptions, and other factors. This may detract from the achievement of a fund's objectives over the short-term, or may protect a fund during a market downturn.


MANAGEMENT AND ORGANIZATION

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the Series and other mutual funds, including those in The American Funds Group. Capital Research Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los, Angeles, CA 90071. Capital Research Management Company manages the investment portfolios and business affairs of the Series.

The total management fee paid by each fund, as a percentage of average net assets, for the previous fiscal year amounted to the following: Global Growth
Fund -    %; Global Small Capitalization Fund -   %; Growth Fund -   %;
International Fund -    %; Growth-Income Fund -    %; Asset Allocation Fund -
 %; Bond Fund -   %; High-Yield Bond Fund -   %; U.S. Government/AAA-Rated
Securities Fund -    %; and Cash Management Fund -   %.  Capital Research and
Management Company has received no compensation for the World Opportunities Fund because it had not commenced operations during the most recent fiscal year.

Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investing. This policy has been incorporated into the Series' code of ethics.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this system the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested (within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee). In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of the fund's portfolio. The primary portfolio counselors for each of the funds are listed on the next page.

                                                                       APPROXIMATE YEARS OF EXPERIENCE
                                                                       AS AN INVESTMENT PROFESSIONAL
                                                                       (INCLUDING THE LAST FIVE YEARS)

PORTFOLIO       PRIMARY TITLE(S)          YEARS OF EXPERIENCE AS       WITH CAPITAL             TOTAL YEARS
COUNSELORS                                PORTFOLIO COUNSELOR          RESEARCH AND
FOR THE                                   (AND RESEARCH                MANAGEMENT COMPANY
SERIES                                    PROFESSIONAL, IF             OR ITS AFFILIATES
                                          APPLICABLE)
                                          (APPROXIMATE)

James K.        Senior Vice               Growth-Income Fund --        37                       37
Dunton          President of the          15 years (since the
                Series.  Senior           fund began operations)
                Vice President and
                Director, Capital
                Research and
                Management Company

Abner D.        Senior Vice               Asset Allocation Fund        32                       47
Goldstine       President of the          - 10 years (since the
                Series.  Senior           fund began operations)
                Vice President and        Bond Fund - 3 years
                Director, Capital         (since the fund began
                Research and              operations)
                Management Company        High-Yield Bond Fund -
                                          1 year

Alan N.         Vice President of         Growth- Income Fund --       8                        13
Berro           the Series.  Senior       3 years
                Vice President,
                Capital Research
                Company*

Claudia P.      Vice President of         Growth-Income Fund --        21                       23
Huntington      the Series.  Vice         5 years (plus 5 years
                President, Capital        as a research
                Research and              professional prior to
                Management Company        becoming a portfolio
                                          counselor for the
                                          fund)

Robert W.       Vice President of         New World Fund - less        14                       14
Lovelace        the Series, Vice          than one year
                President, Capital        Global Small
                Research and              Capitalization Fund -
                Management Company        1 year (since the fund
                                          began operations)
                                          Global Growth Fund - 2
                                          years (since the fund
                                          began operations)
                                          International Fund - 4
                                          years

Donald D.       Vice President of         Global Growth Fund - 2       14                       14
O'Neal          the Series.  Vice         years (since the fund
                President, Capital        began operations)
                Research and              Growth Fund - 8 years
                Management Company        (plus 4 years as a
                                          research professional
                                          prior to becoming a
                                          portfolio counselor
                                          for the fund)

John H.         Vice President of         Bond Fund - 3 years          16                       17
Smet            the Series.  Vice         (since the fund began
                President, Capital        operations)
                Research and              U.S. Government Fund -
                Management Company        7 years

Timothy D.      Chairman and Chief        Asset Allocation Fund        16                       16
Armour          Executive Officer,        - 3 years
                Capital Research
                Company*

David C.        Executive Vice            High-Yield Bond Fund -       11                       18
Barclay         President and             6 years
                Director, Capital
                Research Company*

Martial         Senior Vice               Global Growth Fund - 2       27                       27
Chaillet        President, Capital        years (since the fund
                Research Company*         began operations)
                                          International Fund - 6
                                          years

Gordon          Senior Vice               Global Small                 28                       28
Crawford        President and             Capitalization Fund --
                Director, Capital         1 year (since the fund
                Research and              began operations)
                Management Company        Growth Fund - 5 years
                                          (plus 5 years as a
                                          research professional
                                          prior to becoming a
                                          portfolio counselor
                                          for the fund)

Mark E.         Director, Capital         New World Fund - less        16                       16
Denning         Research and              than one year
                Management Company        Global Small
                                          Capitalization Fund -
                                          1 year (since the fund
                                          began operations)

James E.        Senior Vice               Growth Fund - 12 years       22                       27
Drasdo          President and
                Director, Capital
                Research and
                Management Company

Alwyn           Vice President,           New World Fund - less        7                        11
Heong           Capital Research          than one year
                Company*                  International Fund - 3
                                          years

Thomas H.       Vice President -          U.S. Government Fund -       9                        12
Hogh            Investment                1 year
                Management Group,
                Capital Research
                and Management
                Company

Robert G.       Senior Vice               9 years (plus 1 year         24                       27
O'Donnell       President and             as a research
                Director, Capital         professional prior to
                Research and              becoming a portfolio
                Management Company        counselor for the
                                          fund)

Victor M.       Senior Vice               Asset Allocation Fund        24                       27
Parachini       President, Capital        - 3 years
                Research and
                Management Company

John W,         Vice Presiden --          U.S. Government Fund -- 1 year   11                       11
Ressner         Investment
                Management Group,
                Capital Research
                and Management
                Company

Susan M.        Vice President,           High-Yield Bond Fund -- 4 years (plus 3   9                        11
Tolson          Capital Research          years as a research
                Company*                  professional prior to
                                          becoming a portfolio
                                          counselor for the
                                          fund)

Gregory W.      Sernior Vice              Global Small                 11                       11
Wendt           President and             Capitalization Fund --
                Director, Capital         Since the fund began
                Research Company*         operations in 1998

* Company affiliated with Capital Research and Management Company.


PURCHASES AND REDEMPTIONS OF SHARES

Shares of the Series are currently offered only to insurance company separate accounts which fund the Contracts. All such shares may be purchased or redeemed by the separate accounts at net asset values, without any sales or redemption charges. Such purchases and redemptions are made subsequent to corresponding purchases and redemptions of units of the separate accounts without delay.

SHARE PRICE

Each fund calculates its share price, also called net asset value, as of 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. If a market price for a particular security is not available, a fund will determine the appropriate price for the security.

PLAN OF DISTRIBUTION

Class 2 shares pay 0.25% of average net assets annually, pursuant to a plan of distribution or "12b-1 plan." Currently, Class 2 shares are available only through American Legacy III, a variable annuity contract issued by Lincoln National Life Insurance Company ("Lincoln National"). Amounts paid under the 12b-1 plan are used by Lincoln National to cover the expense of certain Contract owner services rendered by Lincoln National and investment dealers. Class 2 shares pay only their proportionate share of Series expenses plus plan of distribution expenses.

DIVIDENDS, DISTRIBUTIONS AND TAXES

It is the Series' policy to distribute to the shareholders (the insurance company separate accounts) all of its net investment income and capital gains realized during each fiscal year.

Each fund of the Series intends to operate as a "regulated investment company" under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders its net investment income and realized capital gains, the fund itself is relieved of federal income tax.

See the applicable Contract prospectus for information regarding the federal income tax treatment of the Contracts and distributions to the separate accounts.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the funds' results for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate than an investor would have earned or lost on an investment in a fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the funds' financial statements, are included in the statement of additional information, which is available upon request.

       Net asset            Net realized &
Year     value,     Net       unrealized     Total income   Dividends from  Distributions
ended  beginning investment   gain (loss)   from investment net investment     from  net       Total     Net asset value,
11/30   of year    income   on investments    operations        income      realized gains distributions   end of year

 Global Growth Fund/1/
-------------------------------------------------------------------------------------------------------------------------

 CLASS 1

1997    $10.00      $.06        $  .59          $  .65           $(.03)            --         $ (.03)         $10.62
1998     10.62       .13          2.43            2.56            (.14)          $(.02)         (.16)          13.02

 CLASS 2/3/

1997    $10.00       .03           .60             .63            (.02)            --           (.02)          10.61
1998    $10.61       .10          2.44            2.54            (.11)           (.02)         (.13)          13.02

Global Small Capitalization Fund/4/
 CLASS 1

1998    10.00        .06         ($.91)          $(.85)          $(.04)            --          $(.04)          $9.11

 CLASS 2

1998   110.00        .04         (.91)            (.87)           (.03)            --           (.03)           9.10

 Growth Fund
-------------------------------------------------------------------------------------------------------------------------

 CLASS 1

1994     32.34       .24           .69             .93            (.24)          (1.09)        (1.33)          31.94
1995     31.94       .33         10.63           10.96            (.29)           (.80)        (1.09)          41.81
1996     41.81       .24          5.17            5.41            (.29)          (3.40)        (3.69)          43.53
1997     43.53       .27          9.61            9.88            (.27)          (3.02)        (3.29)          50.12
1998     50.12       .19         10.91           11.10            (.17)          (6.14)        (6.19)          54.88

 CLASS 2/3/

1997     40.59       .11          9.51            9.62            (.12)            --           (.12)          50.09
1998     50.09       .08         10.90           10.98            (.15)          (6.14)        (6.19)          54.88

 International Fund/6/
-------------------------------------------------------------------------------------------------------------------------

 CLASS 1

1994     12.40       .25          1.04            1.29            (.20)           (.22)         (.42)          13.27
1995     13.27       .34          1.02            1.36            (.33)           (.41)         (.74)          13.89
1996     13.89       .28          1.96            2.24            (.31)           (.29)         (.60)          15.53
1997     15.53       .25          1.18            1.43            (.27)           (.62)         (.89)          16.07
1998     16.07       .22          2.21            2.43            (.28)          (1.65)        (1.93)          16.57

 CLASS 2/3/

1997     15.86       .13           .23             .36            (.16)            --           (.16)          16.06
1998     16.06       .20          2.19            2.39            (.24)          (1.65)        (1.89)          16.56

 Growth-Income Fund
-------------------------------------------------------------------------------------------------------------------------

 CLASS 1

1994     26.01       .68           .14             .82            (.65)           (.88)        (1.53)          25.30
1995     25.30       .73          7.20            7.93            (.73)          (1.03)        (1.76)          31.47
1996     31.47       .71          5.55            6.26            (.74)          (1.26)        (2.00)          35.73
1997     35.73       .73          6.78            7.51            (.72)          (2.55)        (3.27)          39.97
1998     39.97       .67          4.60            5.27            (.68)          (3.83)        (4.51)          40.73

 CLASS 2/3/

1997     34.10       .37          5.82            6.19            (.35)            --           (.35)          39.94
1998     39.94       .58          4.690           5.18            (.59)          (3.83)        (4.42)          40.70

 Asset Allocation Fund/8/
------------------------------------------------------------------------------------------------------------------------------

 CLASS 1

1994     12.01       .51          (.57)           (.06)           (.52)           (.18)         (.70)          11.25
1995     11.25       .50          2.69            3.19            (.50)           (.17)         (.67)          13.77
1996     13.77       .53          1.89            2.42            (.53)           (.48)        (1.01)          15.18
1997     15.18       .55          1.94            2.49            (.54)           (.97)        (1.51)          16.16
1998     16.16       .58          1.27            1.85            (.57)           (.87)        (1.44)          16.57

 CLASS 2/3/

1997     14.43       .29          1.69            1.98            (.26)            --           (.26)          16.15
1998     16.15       .53          1.28            1.81            (.53)           (.87)        (1.40)          16.56
------------------------------------------------------------------------------------------------------------------------------

                                     Ratio of    Ratio of net
Year                   Net assets,   expenses     income to    Portfolio
ended                  end of year  to average     average     turnover
11/30  Total return   (in millions) net assets    net assets   rate

Global Growth Fund/1/
---------------------------------------------------------------------------------

CLASS 1

1997       6.45%/2/      $   80          .44%/2/      .80%/2/  13.22%/2/
1998      24.26             132          .75          .80%/3/  25.26

CLASS 2/3/

1997       6.28/2/           46          .57/2/       .56/2/   13.22/2/
1998      24.06             124         1.00          .87      25.56

Global Small Capitalization Fund/4/

 CLASS 1

1998      (8.31)%/2/       $ 55          .51%/2/      .86%/2/  28.20%/2/

 CLASS 2

1998      (8.40)/2/          17          .64%/2/      .63      28.20/2/

Growth Fund
---------------------------------------------------------------------------------

CLASS 1

1994       2.92           2,027          .49          .78      29.58
1995      35.35           3,154          .47          .92      35.47
1996      14.32           3,860          .44          .61      30.88
1997      24.57           4,671          .42          .59      45.14
1998      25.27           5,313          .41          .38      49.91

CLASS 2/3/

1997      23.73/2/           75          .37/2/       .08/2/   45.14
1998      24.97             310          .66          .15      49.91

International Fund/6/
---------------------------------------------------------------------------------

CLASS 1

1994      10.48           1,405          .80         2.03      19.66
1995      10.78           1,703          .75         2.64      24.66
1996      16.66           2,370          .69         1.99      32.08
1997       9.52           2,162          .67         1.56      50.12
1998      16.94           2,593          .66         1.36      34.08

CLASS 2/3/

1997       2.20/2/           48          .53/2/       .34/2/   50.12
1998      16.63             126          .91         1.56      34.08

Growth-Income Fund
---------------------------------------------------------------------------------

CLASS 1

1994       3.21           2,740          .47         2.72      29.26
1995      33.14           3,953          .44         2.70      26.91
1996      21.02           5,249          .41         2.26      31.27
1997      22.92           6,430          .38         2.01      37.55
1998      14.77           6,704          .36         1.74      42.72

CLASS 2/3/

1997      18.18/2/          157          .35/2/       .93/2/   37.55
1998      14.49             564          .61         1.02      42.72

Asset Allocation Fund/8/
---------------------------------------------------------------------------------

CLASS 1

1994       (.54)            637          .53         4.55      36.13
1995      29.45             870          .52         4.11      39.89
1996      18.65           1,141          .49         3.88      50.62
1997      17.90           1,393          .47         3.63      34.14
1998      12.32           1,497          .45         3.63      27.97

CLASS 2/3/

1997      13.80/2/           42          .40/2/      1.81/2/   34.14
1998      12.05             173          .70         3.39      27.97
---------------------------------------------------------------------------------

                                       2

       Net asset            Net realized &
Year     value,     Net       unrealized     Total income   Dividends from  Distributions
ended  beginning investment   gain (loss)   from investment net investment     from  net       Total     Net asset value,
11/30   of year    income   on investments    operations        income      realized gains distributions   end of year

 Bond Fund/9/
-------------------------------------------------------------------------------------------------------------------------

 CLASS 1

1996    $10.00     $ .40        $  .16           $ .56          $ (.25)           --          $ (.25)         $10.31
1997     10.31       .63           .30             .93            (.62)           --            (.62)          10.62
1998     10.62       .67          (.15)            .52            (.65)         $(.12)          (.77)          10.37

 CLASS 2/3/

1997     10.11       .35           .46             .81            (.31)           --            (.31)          10.61
1998     10.61       .65          (.15)            .50            (.63)          (.12)          (.75)          10.36

 High-Yield Bond Fund
-------------------------------------------------------------------------------------------------------------------------

 CLASS 1

1994     15.17      1.27         (2.07)           (.80)          (1.23)          (.25)         (1.48)          12.89
1995     12.89      1.32          1.10            2.42           (1.32)           --           (1.32)          13.99
1996     13.99      1.28           .54            1.82           (1.30)           --           (1.30)          14.51
1997     14.51      1.29           .43            1.72           (1.27)           --           (1.27)          14.96
1998     14.96      1.26         (1.04)            .22           (1.25)          (.16)         (1.41)          13.77

 CLASS 2/3/

1997     14.28       .69           .61            1.30            (.63)           --            (.63)          14.95
1998     14.95      1.23         (1.04)            .19           (1.22)          (.16)         (1.38)          13.76

 U.S. Government/AAA-Rated Securities Fund
-------------------------------------------------------------------------------------------------------------------------

 CLASS 1

1994     12.15       .76         (1.30)           (.54)           (.74)          (.07)          (.81)          10.80
1995     10.80       .82           .71            1.53            (.81)           --            (.81)          11.52
1996     11.52       .83          (.24)            .59            (.82)           --            (.82)          11.29
1997     11.29       .76          (.07)            .69            (.80)           --            (.80)          11.18
1998     11.18       .68           .26             .94            (.69)           --            (.69)          11.43

 CLASS 2/3/

1997     11.07       .28           .03             .31            (.26)           --            (.26)          11.12
1998     11.17       .68           .24             .92            (.67)           --            (.67)          11.42

-------------------------------------------------------------------------------------------------------------------------

 CASH MANAGEMENT FUND

 CLASS 1

1994     11.02       .37           .02             .39            (.32)           --           (.32)           11.09
1995     11.09       .63          (.02)            .61            (.59)           --           (.59)           11.11
1996     11.11       .54           .01             .55            (.54)           --           (.54)           11.12
1997     11.12       .57          (.01)            .56            (.55)           --           (.55)           11.13
1998     11.13       .57          (.01)            .56            (.56)           --           (.56)           11.13

 CLASS 2/3/

1997    11.07        .28           .03             .31            (.26)           --           (.26)           11.12
1998    11.12        .55          (.02)            .53            (.53)           --           (.53)           11.12

                                    Ratio of   Ratio of net
Year                  Net assets,   expenses    income to    Portfolio
ended                 end of year  to average    average     turnover
11/30  Total return  (in millions) net assets   net assets     rate
----------------------------------------------------------------------------------

BOND FUND/9/

Class 1

1996       5.74 %/2/     $ 77         .52%/2/      6.18%/2/    32.83%/2/
1997        9.36          132           .55         6.63       52.93
1998       5.12           186           .54         6.89       61.54

Class 2/3/
1997        8.09/2/        12           .44/2/      3.50/2/    52.93
1998        4.85           45           .78         6.62       61.50

High-Yield Bond Fund
----------------------------------------------------------------------------------

Class 1

1994       (5.71)         390           .54         9.37       38.46
1995       19.81          534           .54        10.12       31.73
1996       13.75          662           .53         9.27       44.81
1997       12.45          765           .51         8.92       50.22
1998        1.44          715           .51         8.66       65.80

Class 2/3/

1997        9.20/2/        21        .43/2/      4.92/2/       50.22
1998        1.18           68          .76          8.60       65.80

U.S. Government/AAA-Rated Securities Fund
----------------------------------------------------------------------------------

Class 1

1994       (4.58)         463           .54         6.69       45.21
1995       14.73          542           .54         7.37       30.11
1996        5.49          512           .53         7.33       30.45
1997        6.49          471           .52         6.73       53.80
1998        8.72          537           .51         6.11       89.25

Class 2/3/

1997     6.65/2/            7        .44/2/      3.45/2/       53.80
1998       8.46            32           .75         5.68       89.25

Cash Management Fund
----------------------------------------------------------------------------------

Class 1

1994        3.59          221           .49         3.60         --
1995        5.65          193           .49         5.37         --
1996        5.09          240           .47         4.94         --
1997        5.21          226           .47         4.99         --
1998        5.17          250           .46         5.07         --

 CLASS 2/3/

1997        2.87/2/        14           .41/2/      2.80/2/      --
1998        4.92           34           .70         4.75         --
------------



/1/  Commenced operations April 30, 1997.
/2/ Based on operations for the period shown and, accordingly, not representative of a full year's operations.
/3/  Shares offered for sale commencing April 30, 1997.
/4/  Commenced operations on April 30, 1998.
/5/ Amount includes net realized short-term gains treated as net investment income for federal income tax purposes.
/6/  Commenced operations May 1, 1990.
/7/  Annualized
/8/  Commenced operations August 1, 1989.
/9/  Commenced operations January 2, 1996.

No information is presented for the New World Fund since it had no investment operations as of April 1, 1999.


                           OTHER FUND INFORMATION

ANNUAL/SEMI-ANNUAL REPORT SHAREHOLDERS

Contains additional information about the Series including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the Series' investment strategies, and the independent accountants' report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Contains more detailed information on all aspects of the Series, including the Series financial statements.

A current SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The SAI and other related materials about the Series are available for review or to be copied at the SEC Public Reference Room (1-800-SEC-0330) or on the SEC's Internet Web site at http://www.sec.gov.

CODE OF ETHICS

Includes a description of the Series personal investing policy.

To request a free copy of any of the documents above, write to:
  Secretary of the Series
  333 South Hope Street
  Los Angeles, CA  90071







                       AMERICAN VARIABLE INSURANCE SERIES
                                    PART B
                     STATEMENT OF ADDITIONAL INFORMATION
                                APRIL 1, 1999

This document is not a prospectus but should be read in conjunction with the current prospectuses of American Variable Insurance Series (the "Series") dated April 1, 1999. The prospectuses may be obtained from your investment dealer or financial planner or by writing to the Series at the following address:

                       AMERICAN VARIABLE INSURANCE SERIES
                            Attention:  Secretary
                            333 South Hope Street
                           Los Angeles, CA  90071
                              (213) 486-9200


                               TABLE OF CONTENTS

ITEM                                                           PAGE NO.

CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES                 1

INVESTMENT POLICIES                                           5

INVESTMENT RESTRICTIONS                                       15

SERIES TRUSTEES AND OFFICERS                                  20

MANAGEMENT                                                    24

PRICE OF SHARES                                               26

DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES                    27

EXECUTION OF PORTFOLIO TRANSACTIONS                           28

GENERAL INFORMATION                                           29

DESCRIPTION OF BOND RATINGS                                   31

FINANCIAL STATEMENTS                                          ATTACHED


                   CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

 The following limitations and guidelines are considered at the time of purchase, under normal market conditions, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.

GLOBAL GROWTH FUND

 Debt Securities

- The fund may invest 10% of its assets in straight debt securities rated BBB or Baa or below by S&P or Moody's (or unrated but determined to be equivalent)

 Non-U.S. Securities

- The fund will invest in issuers domiciled in at least three countries, with no more than 40% of its assets invested in issuers domiciled in any one country.


GLOBAL SMALL CAPITALIZATION FUND

 Equity Securities

- The fund will invest at least 65% of its total assets in equity securities of small capitalization issuers (market capitalizations of $50 million to $1.2 billion based on U.S. share prices)

 Debt Securities

- The fund may invest in straight debt securities generally rated in the top three categories by S&P or Moody's (or unrated but determined to be equivalent)


GROWTH FUND

 General

- The fund invests primarily in common stocks or securities with common stock characteristics.

 Debt Securities

- The fund may invest 10% of its assets on straight debt securities rated Ba or BB or below by S&P or Moody's or unrated by determined to be of equivalent quality.

 Non-U.S. Securities

- The fund may invest up to 10% of its assets in securities of issuers domiciled outside the U.S. and not included in the S&P 500.


INTERNATIONAL FUND

 Equity Securities

- The fund will invest at least 65% of its assets in equity securities (including depositary receipts) or issuers domiciled outside the U.S.

 Debt Securities

- The fund may invest up to 5% of its assets in straight debt securities rated BBB or Baa or below by S&P or Moody's or unrated but determined to be of equivalent quality.


NEW WORLD FUND

 General

- The fund will invest at least 35% of its assets in equity and fixed-income securities of companies primarily based in qualified countries which have developing economies and/or markets.

 Equity Securities

- The fund may invest the balance of its assets in equity securities of any company regardless of where it is based, provided the adviser has determined that a significant portion of its assetsor revenues (generally 20% or more) are attributable to qualified countries.

 Debt Securities

- The fund may invest up to 25% of its assets in debt securities of issuers primarily based in qualified countries which have developing economies and/or markets, or issuers that the fund's investment adviser determines has a significant portion of its assets or revenues (generally 20% or more) attributable to qualified countries.

- The fund may invest up to 25% of its assets in debt securities rated Ba and BB or below by Moody's Investors Services, Inc. or Standard & Poor's Corporation or unrated but determined to be of equivalent quality


GROWTH-INCOME FUND

 General

- The fund will invest primarily in common stocks and securities with common stock characteristics, but may invest in other equity-type securities (such as convertible bonds), bonds (and other types of fixed-income securities) and money market instruments.

 Debt Securities

- The fund may invest up to 5% of its assets on straight debt securities rated Ba or BB or below by S&P or Moody's or unrated but determined to be of equivalent quality.

 Non-U.S. Securities

- The fund may invest up to 10% of its assets in equity securities of issuers domiciled outside U.S. and not in the S&P 500.


ASSET ALLOCATION FUND

 General

- The fund will generally invest 40% to 80% of its assets in equity securities; 20% to 50% in debt securities; and 0% to 40% in money market instruments (including cash).

 Debt Securities

- The fund may invest up to 25% of the fund's debt assets in securities rated Ba or BB below by S&P or Moody'or unrated by determined to be of equivalent quality.

 Non-U.S.

- The fund may invest up to 10% of its assets in equity-type securities of issuers domiciled outside the U.S. and not in the S&P 500.

- The fund may invest up to 5% of its assets in debt securities of issuers domiciled outside the U.S.


BOND FUND

 Debt Securities

- The fund will invest at least 65% of its assets in bonds (debt securities having initial maturities in excess of one year)

- The fund will invest at least 35% its assets in debt securities rated A or better by Moody's or S&P or unrated but determined to be of equivalent quality.

- The fund will invest at least 65% of its assets in debt securities that are rated BBB or Baa or better by Moody's or S&P.

- The fund may invest up to 35% of its assets in debt securities rated Ba and BB or below by Moody's or S&P or unrated but determined to be of eauivalent quality..

 Non-U.S. Securities

- The fund may invest up to 20% of its assets in dollar denominated securities (including those of issuers domiciled in developing countries).


HIGH-YIELD BOND FUND

 Debt Securities

- The fund will invest at least 65% of its assets in devt securities rated Ba or BB or below by Moody's or S&P or unrated but determined to be of equivalent quality.

- The fund may invest up to 10% of total assets in bonds rated C by Moody's or D by S&P or unrated but determined to be of equivalent quality.

 Equity Securities

- The fund may invest up to 25% of its assets in common and preferred stocks and convertibles.

 Maturity

- The fund will invest substantially in long-term (over 10 years to maturity) and intermediate-term (3 to 10 years to maturity) fixed-income securities.

 Non-U.S. Securities

- The fund may invest up to 25% of its assets in securities of issuers domiciled outside the U.S.

U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

 General

- The fund will invest at least 65% of its assets in securities guaranteed by the U.S. Government or debt securities rated AAA by S&P or Aaa by Moody's or S&P or unrated but dtermined to be of equivalent quality.


CASH MANAGEMENT FUND

 General

- The fund will invest in high quality money market instruments rated in the two highest quality categories by either Moody's or S&P, provided the issuer has commerical paper rated in the highest rating category by Moody's or S&P.

 Maturity

- The fund may purchase securities that mature or may be redeemed in 13 months or less (25 months or less if U.S. Government securities), even if original maturity is greater than 1 year.


                              INVESTMENT POLICIES

   With respect to all funds, portfolio changes will be made without regard to the length of time a particular investment may have been held.

   EQUITY SECURITIES -- Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. The funds' results will be related to the overall market for these securities.

   INVESTING IN SMALLER CAPITALIZATION STOCKS -- Investing in smaller capitalization stock can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. Transaction costs in stocks of smaller capitalization companies may be higher than those of larger capitalization companies. Because the Global Small Capitalization Fund emphasizes the stocks of issuers with smaller market capitalizations (by U.S. standards), it can be expected to have more difficulty obtaining information about the issuers or valuing or disposing of its securities than it would if it were to concentrate on more larger capitalization stocks. The fund determines relative market capitalizations using U.S. standards (as described above). Accordingly, the fund's non-U.S. investments may have large capitalizations relative to market capitalizations of companies based outside the U.S.

   DEBT SECURITIES -- Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general their prices decline when interest rates rise and vice versa.

   INFLATION-INDEXED BONDS -- Inflation-indexed notes and bonds are issued by governments, their agencies or instrumentalities, or corporations. The principal value of this type of bond is periodically adjusted according to changes in the rate of inflation. The interest rate is generally fixed at issuance; however, interest payments are based on an inflation adjusted principal value. For example, in a period of falling inflation, principal value will be adjusted downward, reducing the interest payable.

   Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The funds may also invest in other bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

   OTHER SECURITIES -- The funds may also invest in securities that have a combination of equity and debt characteristics such as non-convertible preferred stocks and convertible securities. These securities may at times resemble equity more than debt and vice versa. Non-convertible preferred stocks are similar to debt in that they have a stated dividend rate akin to the coupon of a bond or note even though they are often classified as equity securities. The prices and yields of non-convertible preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities.

   Bonds, preferred stocks, and other securities may sometimes be converted into shares of common stock or other securities at a stated exchange ratio. These securities prior to conversion pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics their value varies in response to many factors, including the value of the underlying equity, general market and economic conditions, convertible market valuations, as well as changes in interest rates, credit spreads, and the credit quality of the issuer.

   U.S. GOVERNMENT SECURITIES -- Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury. Certain securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve federal sponsorship in one way or another: some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

   PASS-THROUGH SECURITIES -- The funds may invest in various debt obligations backed by a pool of mortgages or other assets including loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables, and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors. Pass-through securities may have either fixed or adjustable coupons. These securities include those discussed below.

   "Mortgage-backed securities" are issued both by U.S. government agencies, including the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corporation (FHLMC), and by private entities. The payment of interest and principal on securities issued by U.S. Government agencies is guaranteed by the full faith and credit of the U.S. government (in the case of GNMA securities) or the issuer (in the case of FNMA and FHLMC securities). However, the guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

   Mortgage-backed securities issued by private entities are structured similarly to mortgage-backed securities issued by GNMA, FNMA and FHLMC. These securities and the underlying mortgages are not guaranteed by government agencies. In addition, these securities generally are structured with one or more types of credit enhancement. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.

   "Collateralized mortgage obligations" (CMOs) are backed by a pool of mortgages, mortgage-backed securities or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed-through to each bond at varying schedules resulting in bonds with different coupons, effective maturities, and sensitivities to interest rates. In fact, some CMOs may be structured in a way that when interest rates change the impact of changing prepayment rates on these securities' effective maturities is magnified.

   "Commercial mortgage-backed securities" are backed by commercial property, such as hotels, office buildings, retail stores, hospitals, and other commercial buildings. These securities may have a lower prepayment risk than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.

   "Asset-backed securities" are backed by other assets such as a credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates, and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments which can change the securities' effective maturities.

   MONEY MARKET INSTRUMENTS -- The funds invest in various high-quality money market instruments that mature, or may be redeemed or resold, in 13 months or less (25 months in the case of U.S. government securities). These include (1) commercial paper (short-term notes issued by corporations or governmental bodies), (2) commercial bank obligations (certificates of deposit (interest-bearing time deposits), bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity), and documented discount notes (corporate promissory discount notes accompanied by a commercial bank guarantee to pay at maturity)), (3) corporate bonds and notes (corporate obligations that mature, or that may be redeemed, in one year or less), and (4) savings association obligations (certificates of deposit issued by savings banks or savings and loan associations). Although certain floating or variable rate obligations (securities which have a coupon rate that changes at least annually and generally more frequently) have maturities in excess of one year, they are also considered to be short-term debt securities.

   REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements, under which they buy a security and obtain a simultaneous commitment from the seller to repurchase a security at a specified time and price. The seller must maintain with the Series' custodian collateral equal to at least 100% of the repurchase price including accrued interest as monitored daily by Capital Research and Management Company. If the seller under the repurchase agreement defaults, a fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, liquidation of the collateral by a fund may be delayed or limited.

   FORWARD COMMITMENTS -- The funds may enter into commitments to purchase or sell securities at a future date. When a fund agrees to purchase such securities it assumes the risk of any decline in value of the securities beginning on the date of the agreement. When a fund agrees to sell such securities, it does not participate in further gains or losses. If the other party to such a transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity, or could experience a loss.

   The Asset Allocation Fund, the Bond Fund, the High-Yield Bond Fund, and the U.S. Government/AAA-Rated Securities Fund also may enter into "roll" transactions, which consist of the sale of mortgage-backed securities or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The funds assume the rights and risks of ownership, including the risk of price and yield fluctuations as of the time of the agreement.

   RESTRICTED AND ILLIQUID SECURITIES -- The funds may purchase securities subject to restrictions on resale. All such securities whose principal trading market is in the U.S. will be considered illiquid unless they have been specifically determined to be liquid under procedures which have been adopted by the Series' Board of Trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The funds may incur certain additional costs in disposing of illiquid securities.

   INVESTING IN VARIOUS COUNTRIES -- The Global Growth Fund, the Global Small Capitalization Fund, the Growth Fund, the International Fund, the New World Fund the Growth-Income Fund, the Asset Allocation Fund, the Bond Fund and the High-Yield Bond Fund may invest in securities of issuers domiciled outside the U.S. and which may be denominated in currencies other than the U.S. dollar. Investing outside the U.S. can involve special risks, particularly in certain developing countries, caused by, among other things; fluctuating currency values; different accounting, auditing, and financial reporting regulations and practices in some countries; changing local and regional economic, political, and social conditions; expropriation and confiscatory taxation; greater market volatility; differing securities market structures; and various administrative difficulties such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of Capital Research and Management Company, investing outside the U.S. also can reduce certain portfolio risks due to greater diversification opportunities.

   The risks described above are potentially heightened in connection with investments in less developed and developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries.

   Additional costs could be incurred in connection with the funds' investment activities outside the U.S. Brokerage commissions are generally higher outside the U.S., and the funds will bear certain expenses in connection with their currency transactions. Furthermore, increased custodian costs may be associated with the maintenance of assets in certain jurisdictions.

   The U.S. Government/AAA-Rated Securities Fund may purchase obligations of non-U.S. corporations or governmental entities, provided they are U.S. dollar denominated and highly liquid. Accordingly, while the risks mentioned above are still present, they are present to a lesser extent.
   Under certain market conditions, the investment policies of the Asset Allocation Fund, the Bond Fund, the High-Yield Bond Fund, and the U.S. Government/AAA-Rated Securities Fund may result in higher portfolio turnover than those of the other funds, although no fund's annual portfolio turnover rate is expected to exceed 100%. A 100% annual portfolio turnover rate would occur, for example, if all the investments in a fund's portfolio (exclusive of securities with less than one year to maturity) were replaced in a period of one year. High portfolio turnover involves correspondingly greater brokerage commissions, to the extent such commissions are payable, and other transaction costs, which will be borne directly by the fund involved.


GLOBAL GROWTH FUND, GLOBAL SMALL CAPITALIZATION FUND, GROWTH FUND, NEW WORLD FUND, GROWTH-INCOME FUND, ASSET ALLOCATION FUND, BOND FUND AND HIGH-YIELD BOND FUND

CERTAIN RISK FACTORS RELATING TO HIGH-YIELD, HIGH-RISK SECURITIES:

SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES - High-yield, high-risk securities can be sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices and yields of high-yield, high-risk bonds and each fund's net asset value.

PAYMENT EXPECTATIONS - High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, the value of high-yield, high-risk bonds held by each fund will decrease in a rising interest rate market, as will the value of each fund's assets. If a fund experiences unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing each fund's rate of return.

LIQUIDITY AND VALUATION - There may be little trading in the secondary market for particular bonds, which may affect adversely a fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield, high-risk bonds, especially in a thin market.


GLOBAL GROWTH FUND, GLOBAL SMALL CAPITALIZATION FUND, GROWTH FUND, NEW WORLD FUND, GROWTH-INCOME FUND, INTERNATIONAL FUND, ASSET ALLOCATION FUND, BOND FUND AND HIGH-YIELD BOND FUND

CURRENCY TRANSACTIONS -- The Global Growth Fund, the Global Small Capitalization Fund, the Growth Fund, the International Fund, the Bond Fund and the High-Yield Bond Fund have the ability to enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date and price, both of which are set at the time of the contract. The funds intend to enter into forward currency contracts solely to hedge into the U.S. dollar its exposure to other currencies. The fund will segregate liquid assets which will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.

The Growth-Income Fund and the Asset Allocation Fund do not currently intend to engage in any transactions other than purchasing and selling currencies and foreign exchange contracts which will be used to facilitate settlement of trades.

The Bond Fund and the High-Yield Bond Fund may enter into the transactions described above and may also enter into exchange-traded futures contracts relating to foreign currencies ("currency contracts") in connection with investments in securities of foreign issuers in anticipation of, or to protect against, fluctuations in exchange rates. In addition, forward currency contracts may be used by these funds to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. An exchange-traded futures contract relating to foreign currency is similar to a forward foreign currency contract but has a standardized size and exchange date. Although currency contracts typically will involve the purchase and sale of a currency against the U.S. dollar, these funds also may enter into currency contracts not involving the U.S. dollar. In connection with these futures transactions, the Series has filed a notice of eligibility with the Commodities Futures Trading Association ("CFTC") that exempts the Series from CFTC registration as a "commodity pool operator" as defined under the Commodities Exchange Act. Pursuant to this notice, these funds will observe certain CFTC guidelines with respect to its futures transactions that, among other things, limit initial margin deposits in connection with the use of futures contracts and related options for purposes other than "hedging" (as defined by CFTC rules) to 5% of a fund's net assets.

The Bond Fund and the High-Yield Bond Fund may attempt to accomplish objectives similar to those involved in their use of currency contracts by purchasing put or call options on currencies. A put option gives a fund, as purchaser, the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives a fund, as purchaser, the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. The funds might purchase a currency put option, for example, to protect themselves during the contract period against a decline in the U.S. dollar value of a currency in which they hold or anticipate holding securities. If the currency's value should decline against the U.S. dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the U.S. dollar, any gain to the funds would be reduced by the premium they had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the U.S. dollar of a currency in which the funds anticipate purchasing securities.

Currency options may be either listed on an exchange or traded over-the-counter ("OTC options"). Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike (exercise) prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. The High-Yield Bond Fund and Bond Fund will not purchase an OTC option unless it is believed that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation which guarantees performance. Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of a quote provided by the dealer. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

Certain provisions of the Internal Revenue code may limit the extent to which the fund may enter into forward contracts. Such transactions may also affect, for U.S. federal tax purposes, the character and timing of income, gain or loss recognized by the fund.


ASSET ALLOCATION FUND, BOND FUND AND U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

PASS-THROUGH SECURITIES -- The funds may purchase certificates issued by the Government National Mortgage Association ("GNMA") and the U.S. Government/AAA-Rated Securities Fund expects to invest substantially in these securities. GNMA certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. Government. A pool of these mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. GNMA certificates differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity. Because both interest and principal payments (including prepayments) on the underlying mortgage loans are passed through to the holder of the certificate, GNMA certificates are called "pass-through" securities.

The Federal National Mortgage Association ("FNMA"), a federally chartered and privately-owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest, but this guarantee is not backed by the full faith and credit of the U.S. Government. The Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the U.S. Government, issues participation certificates which represent an interest in a pool of conventional mortgage loans. FHLMC guarantees the timely payment of interest and the ultimate collection of principal and maintains reserves to protect holders against losses due to default, but the certificates are not backed by the full faith and credit of the U.S. Government. As is the case with GNMA certificates, the actual maturity of and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

The funds may invest in mortgage-related securities issued by financial institutions such as commercial banks, savings and loan associations, mortgage bankers and securities broker-dealers (or separate trusts or affiliates of such institutions established to issue the securities) including collateralized mortgage obligations ("CMO's") and mortgage-backed bonds. CMO's (including real estate mortgage investment conduits as authorized under the Internal Revenue Code of 1986, as amended) are issued in series that are made up of a group of bonds that together are fully collateralized directly or indirectly by a pool of mortgages on which the payments of principal and interest are dedicated to payment of principal and interest on the bonds in the series.
Each class of bonds in the series may have a different maturity than the other classes of bonds in the series, bear a different coupon and have a different priority in receiving payments. The different maturities come from the fact that all principal payments, both regular principal payments as well as any prepayment of principal, are passed through first to the holders of the class with the shortest maturity until it is completely retired. Thereafter, principal payments are passed through to the next class of bonds in the series, until all the classes have been paid off. As a result, an acceleration in the rate of prepayments that may be associated with declining interest rates shortens the expected life of each class, with the greatest impact on those classes with the shortest maturities. Similarly, should the rate of prepayments slow down, as may happen in times of rising interest rates, the expected life of each class lengthens, again with the greatest impact on those classes with the shortest maturities. In the case of some CMO series, each class may receive a differing proportion of the monthly interest and principal repayments on the underlying collateral. In these series the classes having proportionally greater interests in principal repayments generally would be more affected by an acceleration (or slowing) in the rate of prepayments.

Mortgage-backed bonds are general obligations of the issuer fully collateralized directly or indirectly by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with GNMA certificates and FNMA and FHLMC pass-through securities) or on a modified basis (as with CMO's). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity of a CMO but not that of a mortgage-backed bond (although, like many bonds, mortgage-backed bonds can provide that they are callable by the issuer prior to maturity).


BOND FUND AND U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

REVERSE REPURCHASE AGREEMENTS -- Although the Bond Fund and the U.S. Government/AAA-Rated Securities Fund have no current intention of doing so during the next 12 months, each fund is authorized to enter into reverse repurchase agreements. A reverse repurchase agreement is the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. Each fund will segregate liquid assets which will be marked to market daily in an amount sufficient to cover its obligations under reverse repurchase agreements with broker-dealers (but no collateral is required on reverse repurchase agreements with banks). Under the Investment Company Act of 1940 (the "1940 Act"), reverse repurchase agreements may be considered borrowings by a fund. The use of reverse repurchase agreements by a fund creates leverage which increases the fund's investment risk. As a fund's aggregate commitments under these reverse repurchase agreements increase, the opportunity for leverage similarly increases. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the costs of the agreements, a fund's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, a fund's earnings or net asset value would decline faster than otherwise would be the case.


ASSET ALLOCATION FUND, BOND FUND, HIGH-YIELD BOND FUND, AND U.S.
GOVERNMENT/AAA-RATED SECURITIES FUND

LOANS OF PORTFOLIO SECURITIES -- Although the Asset Allocation Fund, the Bond Fund, the High-Yield Bond Fund and the U.S. Government/AAA-Rated Securities Fund have no current intention of doing so during the next 12 months, these funds are authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by Capital Research and Management Company (the "Investment Adviser"). The borrower must maintain with the Series' custodian collateral consisting of cash, cash equivalents or U.S. Government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Investment Adviser will monitor the adequacy of the collateral on a daily basis. Each fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. Each fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. Each fund will limit its loans of portfolio securities to an aggregate of 10% of the value of its total assets, determined at the time any such loan is made.

PORTFOLIO TRADING OF FIXED-INCOME SECURITIES -- The funds intend to engage in portfolio trading of fixed-income securities when it is believed that the sale of a fixed-income security owned and the purchase of another security of better value can enhance principal and/or increase income. A security may be sold to avoid any prospective decline in market value in light of what is evaluated as an expected rise in prevailing yields, or a security may be purchased in anticipation of a market rise (a decline in prevailing yields). A security also may be sold and a comparable security purchased coincidentally in order to take advantage of what is believed to be a disparity in the normal yield and price relationship between the two securities.

"ROLL" TRANSACTIONS -- Although the Asset Allocation Fund, the High-Yield Bond Fund, the Bond Fund and the U.S. Government/AAA-Rated Securities Fund have no current intention of doing so during the next 12 months, these funds may engage in "roll" transactions. A "roll" transaction is the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a future date. The funds intend to treat "roll" transactions as two separate transactions; one involving the purchase of a security and a separate transaction involving the sale of a security. Since the funds do not intend to enter into "roll" transactions for financing purposes, they may treat these transaction as not falling within the definition of "borrowing" set forth in Section 2(a)(23) of the 1940 Act. As a fund's aggregate commitments under these transactions increase, the opportunity for leverage similarly may increase; however, it is not the intent of the fund to engage in these transactions for leveraging purposes. In addition, a fund may enter into other purchase and sale transactions involving securities which are not settled in the ordinary course of business and under various terms when to do so is in the best interest of the fund.

A fund will segregate liquid assets, which will be marked to market daily, in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent a fund's aggregate commitments under these transactions exceed its holdings of cash and securities that do not fluctuate in value (such as short-term money market instruments), the funds temporarily will be in a leveraged position (i.e., it will have an amount greater than its net assets subject to market risk). Should market values of the funds' portfolio securities decline while the funds are in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. A fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.


BOND FUND AND HIGH-YIELD BOND FUND

LOAN PARTICIPATIONS AND ASSIGNMENTS -- The funds may invest in loan participations or assignments, typically made by a syndicate of banks to U.S. and non-U.S. corporate or governmental borrowers for a variety of purposes. Loan participations are loans or other direct debt instruments which are interests in amounts owed by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. A fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to loan, nor any rights of set-off against the borrower, and the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

When a fund purchases assignments from lenders it will acquire direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Because there is no liquid market for such securities, the fund's anticipate that such securities could be sold only to a limited number of institutional investors.

Investments in loan participations and assignments present the possibility that the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, a fund could be part owner of any collateral, and could bear the costs and liabilities of owning and disposing of the collateral. Loan participations and assignments are generally not rated by major rating agencies, may not be protected by the securities laws, and are generally considered to be illiquid.


HIGH-YIELD BOND FUND

REINSURANCE RELATED NOTES AND BONDS -- The High-Yield Bond Fund may invest in reinsurance related notes and bonds. These instruments, which are typically issued by special purpose reinsurance companies, transfer an element of insurance risk to the note or bond holders. For example, the reinsurance company would not be required to repay all or a portion of the principal value of the notes or bonds if losses due to a catastrophic event under the policy (such as a major hurricane) exceed certain dollar thresholds. Consequently, the fund may lose the entire amount of its investment in such bonds or notes if such an event occurs and losses exceed certain dollar thresholds. In this instance, investors would have no recourse against the insurance company.
These instruments may be issued with fixed or variable interest rates and rated in a variety of credit quality categories by the rating agencies.


CASH MANAGEMENT FUND

The Cash Management Fund seeks to achieve its investment objective by investing in a diversified selection of money market instruments, and the other funds generally will invest a portion of their assets in money market instruments. These money market instruments include the following:

COMMERCIAL PAPER -- Commercial paper is short-term notes (up to nine months) issued by companies or governmental bodies. The Cash Management Fund may only purchase commercial paper judged by the Investment Adviser to be of suitable investment quality. This includes (a) commercial paper that is rated in the two highest categories by Standard & Poor's Corporation and by Moody's Investors Service, Inc. or (b) other commercial paper deemed on the basis of the issuer's creditworthiness to be of a quality appropriate for the Cash Management Fund. (No more than 5% of the Cash Management Fund's assets may be invested in commercial paper rated in the second highest rating category by either Moody's or Standard & Poor's; no more than the greater of 1% of the Cash Management Fund's assets or $1 million may be invested in such securities of any one issuer.) See the Appendix for a description of the ratings.

The commercial paper in which the Cash Management Fund may invest includes variable amount master demand notes. Variable amount master demand notes permit the Cash Management Fund to invest varying amounts at fluctuating rates of interest pursuant to the agreement in the master note. These are direct lending obligations between the lender and borrower, they are generally not traded, and there is no secondary market. Such instruments are payable with accrued interest in whole or in part on demand. The amounts of the instruments are subject to daily fluctuations as the participants increase or decrease the extent of their participations. Investments in these instruments are limited to those that have a demand feature enabling the Cash Management Fund unconditionally to receive the amount invested from the issuer upon seven or fewer days' notice. (Generally, the Cash Management Fund attempts to invest in instruments having a one-day notice provision). In connection with master demand note arrangements, the Investment Adviser, subject to the direction of the Trustees, monitors on an ongoing basis the earning power, cash flow, and other liquidity ratios of the borrower and its ability to pay principal and interest on demand. The Investment Adviser also considers the extent to which the variable amount master demand notes are backed by bank letters of credit. These notes generally are not rated by Moody's or Standard & Poor's. The Cash Management Fund may invest in them only if it is deemed that at the time of investment the notes are of comparable quality to the other commercial paper in which the Cash Management Fund may invest. Master demand notes are considered to have a maturity equal to the repayment notice period unless the Investment Adviser has reason to believe that the borrower could not make timely repayment upon demand.

COMMERCIAL BANK OBLIGATIONS -- Commercial bank obligations are certificates of deposit (interest-bearing time deposits), bankers acceptances (time drafts drawn on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity) representing direct or contingent obligations of commercial banks with assets in excess of $1 billion, based on latest published reports, or other obligations issued by commercial banks with assets of less than $1 billion if the principal amount of such obligation is fully insured by the U.S. Government.

CORPORATE BONDS AND NOTES -- The Cash Management Fund may purchase corporate obligations that mature or that may be redeemed in one year or less. These obligations originally may have been issued with maturities in excess of one year. The Cash Management Fund may invest only in corporate bonds or notes of issuers having outstanding short-term securities rated as described above in "Commercial Paper."

SAVINGS ASSOCIATION OBLIGATIONS -- Certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have assets in excess of $1 billion, based on latest published reports, or obligations issued by institutions with assets of less than $1 billion if the principal amount of such obligation is fully insured by the U.S. Government.

FLOATING RATE OBLIGATIONS -- These securities have a coupon rate that changes at least annually and generally more frequently. The coupon rate is set in relation to money market rates. The obligations, issued primarily by banks, other corporations, governments and semi-governmental bodies, may have a maturity in excess of one year. In some cases, the coupon rate may vary with changes in the yield on Treasury bills or notes or with changes in LIBOR (London Interbank Offering Rate). The Investment Adviser considers floating rate obligations to be liquid investments because a number of U.S. and non-U.S. securities dealers make active markets in these securities.


                            INVESTMENT RESTRICTIONS

The Series has adopted the following fundamental policies and investment restrictions for each fund which may not be changed without a majority vote of the fund's outstanding shares. Such majority is defined by the 1940 Act as the vote of the lesser of (I) 67% or more of the outstanding shares of the fund present at a meeting, if the holders of more than 50% of the outstanding voting securities of the fund are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities of the fund. Investment limitations expressed in the following restrictions are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated.


INVESTMENT RESTRICTIONS OF THE GLOBAL GROWTH FUND, GLOBAL SMALL CAPITALIZATION FUND, GROWTH FUND, INTERNATIONAL FUND, NEW WORLD FUND, GROWTH-INCOME FUND, ASSET ALLOCATION FUND, BOND FUND AND HIGH-YIELD BOND FUND

The Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, Growth-Income Fund, Asset Allocation Fund, Bond Fund and High-Yield Bond Fund may not:

 1. Invest more than 5% of the value of the total assets of the fund in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of the fund's total assets and, provided further, that the limitation shall not apply to obligations of the government of the U.S. under a general Act of Congress. The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of the fund's total assets.

 2. As to 75% of its total assets, purchase more than 10% of the outstanding voting securities of an issuer.

 3. Invest more than 25% of the fund's total assets in the securities of issuers in the same industry. Obligations of the U.S. Government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, the fund may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.

 4. Enter into any repurchase agreement maturing in more than seven days or invest in any other illiquid security if, as a result, more than 10% of the fund's total assets would be so invested.

 5. Invest in real estate (including limited partnership interests, but excluding securities of companies, such as real estate investment trusts, which deal in real estate or interests therein).

 6. Purchase commodities or commodity contracts; except that the Global Small Capitalization Fund, International Fund, Asset Allocation Fund, High-Yield Bond Fund and Bond Fund may engage in transactions involving currencies (including forward or futures contracts and put and call options).

7.   Invest in companies for the purpose of exercising control or management.

 8. Make loans to others except for (a) the purchase of debt securities; (b) entering into repurchase agreements; E the loaning of its portfolio securities; and (d) entering into loan participations.

 9. Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of the fund's total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the fund will reduce, within three days, the amount of its borrowings in order to provide for 300% asset coverage.

 10. Purchase securities on margin.

 11. Pledge or hypothecate the fund's assets.

  12. Sell securities short, except to the extent that the fund contemporaneously owns, or has the right to acquire at no additional cost, securities identical to those sold short.

 13. Invest in puts, calls, straddles, spreads or any combination thereof; except as described above in Investment Restriction number 6.

 14. Purchase or sell securities of other investment companies (except in connection with a merger, consolidation, acquisition or reorganization); except that the Global Small Capitalization Fund may invest up to 5% of its total assets in the securities of other managed investment companies. Any such investments by the Global Small Capitalization Fund shall be limited to 3% of the voting stock of any investment company, provided, however that investment in the open market of a closed-end investment company where no more than customary broker's commissions are involved shall not be prohibited by this restriction.

 15. Engage in underwriting of securities issued by others, except to the extent it may be deemed to be acting as an underwriter in the purchase or resale of portfolio securities.

Notwithstanding investment restriction number 14, the funds may invest in securities of other managed investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.

Notwithstanding investment restriction number 15, the funds may not engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically constitute the fund an underwriter as that term is defined under the Securities Act of 1933.

The Global Growth Fund, Global Small Capitalization Fund, International Fund and High-Yield Bond Fund may not invest more than 10% of the value of their total assets in securities which are restricted as to resale; the Growth Fund, Growth-Income Fund and Asset Allocation Fund may not invest more than 5% of the value of their respective total assets in securities which are restricted as to resale. (Rule 144A securities and Section 4(2) commercial paper, as defined in the Securities Act of 1933, are excluded from these investment limits.) As a condition to the acquisition of the type of securities mentioned herein, the funds will ordinarily require that the issuer of such securities agree to bear the expenses of registration under the Securities Act of 1933, if and when the funds desire to sell such securities. The need to effect such registration could result in a delay in disposing of such securities.

INVESTMENT RESTRICTIONS OF THE U.S. GOVERNMENT/AAA-RATED SECURITIES FUND

The U.S. Government/AAA-Rated Securities Fund may not:

 1. Purchase any security (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government securities")) if, immediately after and as a result of such investment, more than 5% of the value of the fund's total assets would be invested in securities of the issuer.

 2. Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to U.S. Government securities or other securities to the extent they are backed by or represent interests in U.S. Government securities or U.S. Government-guaranteed mortgages.

 3.  Invest in companies for the purpose of exercising control or management.

 4. Knowingly purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition, or reorganization.

 5. Buy or sell real estate or commodities or commodity contracts in the ordinary course of its business; however, the fund may purchase or sell readily marketable debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts.

 6. Acquire securities subject to restrictions on disposition imposed by the Securities Act of 1933, if, immediately after and as a result of such acquisition, the value of such restricted securities and all other illiquid securities held by the fund would exceed 10% of the value of the fund's total assets.

 7. Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933.

 8. Make loans, except that the fund may: (a) purchase readily marketable debt securities; (b) invest in repurchase agreements; 8 make loans of portfolio securities; and (d) enter into loan participations. The fund will not invest in repurchase agreements maturing in more than seven days if any such investment, together with any illiquid securities (including securities which are subject to legal or contractual restrictions on resale) held by the fund, exceeds 10% of the value of its total assets.

 9. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost, securities identical to those sold short.

 10. Purchase securities on margin, except that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities.

  11. Borrow money, except from banks for temporary or emergency purposes not in excess of 5% of the value of the fund's total assets, except that the fund may enter into reverse repurchase agreements.

 12. Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the sale of securities pursuant to a reverse repurchase agreement.

 13. Write, purchase or sell puts, calls or combinations thereof.

Notwithstanding investment restriction number 4, the fund may invest in securities of other managed investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.

INVESTMENT RESTRICTIONS OF THE CASH MANAGEMENT FUND

The Cash Management Fund may not:

 1. Invest more than 5% of the value of the total assets of the fund in the securities of any one issuer, provided that this limitation shall apply only to 75% of the value of the fund's total assets and, provided further, that the limitation shall not apply to obligations of the government of the U.S. under a general Act of Congress. The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of the fund's total assets.

 2. As to 75% of its total assets, purchase more than 10% of the outstanding voting class of securities of an issuer.

 3. Invest more than 25% of the fund's total assets in the securities of issuers in the same industry. Obligations of the U.S. Government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, the fund may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.

 4. Enter into any repurchase agreement maturing in more than seven days or invest in any other illiquid security if, as a result, more than 10% of the fund's total assets would be so invested.

 5. Make loans to others except for the purchase of the debt securities listed above. The fund may enter into repurchase agreements as described above.

 6. Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of the fund's total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the fund will reduce, within three days, the amount of its borrowings in order to provide for 300% asset coverage.

 7.  Pledge or hypothecate the fund's assets.

 8. Sell securities short except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost, securities identical to those sold short.

 9.  Invest in puts, calls, straddles, spreads or any combination thereof.

  10. Purchase or sell securities of other investment companies (except in connection with a merger, consolidation, acquisition or reorganization), real estate or commodities.

 11. Act as underwriter of securities issued by others, engage in distribution of securities for others, or make investments in other companies for the purpose of exercising control or management.

Notwithstanding investment restriction number 10, the fund may invest in securities of other managed investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.

Notwithstanding investment restriction number 1 above, in order to comply with Rule 2a-7 under the 1940 Act, the Cash Management Fund has adopted a non-fundamental policy (that may be changed by the Board of Trustees without shareholder approval) of investing no more than 5% of its assets (measured at the time of purchase) in the securities of any one issuer (other than the U.S. Government); provided however, that the Cash Management Fund may invest, as to 25% of its assets, more than 5% of its assets in certain high-quality securities (as defined in the Rule) of a single issuer for a period of up to three business days. Investment restriction number 9 above does not prevent the purchase by the Cash Management Fund of securities that have "put" or "stand-by" commitment features.

   SERIES ORGANIZATION AND MANAGEMENT

The Series, an open-end investment company, was organized as a Massachusetts business trust on September 13, 1983. The Series' Board of Trustees supervises Series operations and performs duties required by applicable state and federal law. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid for services rendered to the Series as described in the statement of additional information. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the Series. The Board of Trustees has approved the retention of the companies listed below to provide certain services to the Series.


                          SERIES TRUSTEES AND OFFICERS
                       TRUSTEES AND TRUSTEE COMPENSATION

NAME, ADDRESS       POSITION         PRINCIPAL              AGGREGATE              TOTAL                 TOTAL
AND AGE             WITH             OCCUPATION(S)          COMPENSATION           COMPENSATION          NUMBER
                    REGISTRANT       DURING PAST 5          (INCLUDING             (INCLUDING            OF
                                     YEARS                  VOLUNTARILY            VOLUNTARILY           FUND
                                                            DEFERRED               DEFERRED              BOARDS
                                                            COMPENSATION/1/)       COMPENSATION/1/)      ON
                                                            FROM                   FROM ALL FUNDS        WHICH
                                                            SERIES DURING          MANAGED BY            TRUSTEE
                                                            FISCAL                 CAPITAL               SERVES
                                                            YEAR ENDED             RESEARCH AND          /3/
                                                            11/30/98               MANAGEMENT
                                                                                   COMPANY OR ITS
                                                                                   AFFILIATES/2/
                                                                                   FOR THE YEAR
                                                                                   ENDED 11/30/98

Charles H.          Trustee          Private investor       $32,200/4/             $113,600              4
Black                                and consultant;
525 Alma Real                        Former Executive
Drive                                Vice President
Pacific                              and Director,
Palisades, CA                        Kaiser Steel
90272                                Corporation
Age: 72

H. Frederick        Trustee          Private Investor;      $32,700                $189,650              18
Christie                              Former President
P. O. Box 144                        and Chief
Palos Verdes,                        Executive
CA 90274                             Officer, The
Age: 65                              Mission Group
                                     (non-utility
                                     holding
                                     Company,
                                     subsidiary of
                                     Southern
                                     California Edison
                                     Company)

Joe E. Davis        Trustee          Private Investor;      $34,700                $34,700               1
3436 Caribeth                        Former Chairman,
Drive                                Linear
Encino, CA                           Corporation;
91436                                former
Age: 63                              President and
                                     Chief Executive
                                     Officer, National
                                     Health
                                     Enterprises, Inc.

Martin Fenton       Trustee          Chairman, Senior       $32,700/4/             $126,834              16
4350 Executive                       Resource Group
Drive                                (management of
Suite 101                            senior living
San Diego, CA                        centers)
92123
Age: 62

Mary Myers          Trustee          Founder and            $33,100/4/             $102,450              5
Kauppila                             President, Energy
286 Congress                         Investment, Inc.
Street
Boston, MA
02110
Age: 44

Kirk P.             Trustee          President,             $31,100/4/             $113,734              5
Pendleton                            Cairnwood, Inc.
Cairnwood,
Inc.
75 James Way
Southampton,
PA 18966
Age: 59

+James F.           President        President and          none/5/                none/5/               1
Rothenberg          and              Director, Capital
333 South Hope      Trustee          Research and
Street                               Management
Los Angeles,                         Company
CA 90071
Age: 52

+Thomas E.          Chairman of      Retired.  Former       none/5/                none/5/               3
Terry               the Board        Vice President
6048 S.                              and Secretary,
Highlands                            Capital Research
Avenue                               and Management
Madison, WI                          Company
53705
Age: 61


   + "Interested persons" of the Series within the meaning of the Investment Company Act of 1940 (the "1940 Act") on the basis of their affiliation with the Series' Investment Adviser, Capital Research and Management Company or the parent company of the Investment Adviser, The Capital Group Companies, Inc.

/1/ Amounts may be deferred by eligible trustees under a non-qualified deferred compensation plan adopted by the Series in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Trustee.

   /2/ Capital Research and Management Company manages The American Funds Group consisting of 28 funds: AMCAP Fund, Inc., American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U. S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages Anchor Pathway Fund which serves as the underlying investment vehicle for certain variable insurance contracts; and Endowments, whose shareholders are limited to (i) any entity exempt from taxation under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended ("501 (c)(3) organization"); (ii) any trust, the present or future beneficiary of which is a 501(c)(3) organization; and (iii) any other entity formed for the primary prupose of benefiting a 501(c)(3) organization.

/3/ Includes funds managed by Capital Research and Management Company

/4/ Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the Series (plus earnings thereon) for participating Trustees is as follows: Charles H. Black ($77,559); H . Frederick Christie ($78,363); Martin Fenton ($39,726); Mary Myers Kauppila ($180,321) and Kirk P. Pendleton ($59,526). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the Series until paid to the Trustee.

/5/ James F. Rothenberg and Thomas E. Terry are affiliated with the Investment Adviser and, accordingly, receive no remuneration from the Series.


                                    OFFICERS

NAME AND ADDRESS          AGE       POSITION(S)       PRINCIPAL
                                    WITH              OCCUPATION(S) DURING
                                    REGISTRANT        PAST 5 YEARS

Thomas E. Terry           61        Chairman of       Retired.  Former Vice
6048 S. Highlands                   the Board         President and
Avenue                                                Secretary, Capital
Madison, WI 53705                                     Research and
                                                      Management Company

James F.                  52        President         President and
Rothenberg                          and Trustee       Director, Capital
333 South Hope                                        Research and
Street                                                Management Company
Los Angeles, CA
90071

James K. Dunton           53        Senior Vice       Senior Vice President
333 South Hope                      President         and Director, Capital
Street                                                Research and
Los Angeles, CA                                       Management Company
90071

Abner D. Goldstine        69        Senior Vice       Senior Vice President
11100 Santa Monica                  President         and Director, Capital
Boulevard                                             Research and
Los Angeles, CA                                       Management Company
90025

Michael J. Downer         44        Vice              Vice President - Fund
333 South Hope                      President         Business Management
Street                                                Group, Capital
Los Angeles,  CA                                      Research and
90071                                                 Management Company

Claudia P.                47        Vice              Senior Vice President,
Huntington                          President         Capital Research
333 South Hope                                        Company
Street
Los Angeles, CA
90071

John H. Smet              42        Vice              Vice President,
11100 Santa Monica                  President         Capital Research and
Boulevard                                             Management Company
Los Angeles, CA
90025

Chad L. Norton            38        Secretary         Vice President - Fund
333 South Hope                                        Business Management
Street                                                Group, Capital
Los Angeles, CA                                       Research and
90071                                                 Management Company

Robert P. Simmer          37        Treasurer         Vice President - Fund
5300 Robin Hood                                       Business Management
Road                                                  Group, Capital
Norfolk, VA 23513                                     Research and
                                                      Management Company

Sheryl F. Johnson         30        Assistant         Assistant Vice
5300 Robin Hood                     Treasurer         President - Fund
Road                                                  Business Management
Norfolk, VA 23513                                     Group, Capital
                                                      Research and
                                                      Management Company


All of the Trustees and officers also are officers or employees of the Investment Adviser or affiliated companies. No compensation is paid by the Series to any officer or Trustee who is a director, officer or employee of the Investment Adviser or affiliated companies. The Series pays fees of $22,000 per annum to Trustees who are not affiliated with the Investment Adviser, plus $2,500 for each Board of Trustees meeting attended, plus $1,000 for each meeting attended as a member of a committee of the Board of Trustees. The Trustees may elect, on a voluntary basis, to defer all or a portion of these fees through a deferred compensation plan in effect for the Series. The Series also reimburses certain expenses of the Trustees who are not affiliated with the Investment Adviser.

                                   MANAGEMENT

INVESTMENT ADVISER -- The Investment Adviser, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington D.C., London, Geneva, Hong Kong, Singapore and Tokyo), with a staff of professionals, many of whom have a number of years of investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.

An affiliate of the Investment Adviser compiles indices for major stock markets around the world and compiles and edits the Morgan Stanley Capital International Perspective, providing financial and market information about more than 2,400 companies around the world.

The Investment Adviser is responsible for more than $175 billion of stocks, bonds and money market instruments and serves over eight million investors of all types. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.

INVESTMENT ADVISORY AND SERVICE AGREEMENT - An Amended Investment Advisory and Service Agreement (the "Agreement") between the Series and the Investment Adviser, unless sooner terminated, will continue in effect until November 30, 1998, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (I) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Series, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the Series for its acts or omissions in the performance of its obligations to the Series not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

As compensation for its services, the Investment Adviser receives a monthly fee which is accrued daily, calculated at the annual rates of:

   GLOBAL GROWTH FUND: 0.69% of the first $600 million of net assets, plus 0.59% on net assets greater than $600 million but not exceeding $1.2 billion, plus 0.53% on net assets in excess of $1.2 billion;

   GLOBAL SMALL CAPITALIZATION FUND: .80% of the first $600 million of net assets, plus 0.74% on net assets in excess of $600 million;

   GROWTH FUND: 0.50% of the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.2 billion, plus 0.42% on net assets greater than $1.2 billion but not exceeding $2.0 billion, plus 0.37% on net assets greater than $2.0 billion but not exceeding $3.2 billion, plus 0.35% on net assets greater than $3.2 billion but not exceeding $5.2 billion, plus 0.33% on net assets greater than $5.2 billion but not exceeding $8.4 billion, plus 0.135% on net assets in excess of $8,4 billion;

   INTERNATIONAL FUND: 0.78% of the first $600 million of net assets, plus 0.60% on net assets greater than $600 million but not exceeding $1.2 billion, plus 0.48% on net assets greater than $1.2 billion but not exceeding $2.0 billion, plus 0.465% on net assets in excess of $2.0 billion;

   NEW WORLD FUND: __________________________.

   GROWTH-INCOME FUND: 0.50% of the first $600 million of net assets, plus 0.45% on net assets greater than $600 million but not exceeding $1.5 billion, plus 0.40% on net assets greater than $1.5 billion but not exceeding $2.5 billion, plus 0.32% on net assets greater than $2.5 billion but not exceeding $4.0 billion, plus 0.285% on net assets greater than $4.0 billion bu not exceeding $6.5 billion, plus 0.256% on net assets greater than $6.5 billion but not exceeding $10.5 billion, plus 0.242% on net assets in excess of $10.5 billion;

   ASSET ALLOCATION FUND: 0.50% of the first $600 million of net assets, plus 0.42% on net assets greater than $600 million but not exceeding $1.2 billion, plus 0.36% on net assets greater than $1.2 billion but not exceeding $2.0 billion, plus 0.32%on net assets in excess of $2.0 billion;

BOND FUND: 0.6% of the first $30 million of net assets, plus 0.50% on net assets in excess of $30 million;

High-Yield Bond Fund: 0.60% of the first $30 million of net assets, plus 0.50% on net assets greater than $30 million but not exceeding $600 million, plus 0.46% on net assets in excess of $600 million;

U.S. GOVERNMENT/AAA-RATED SECURITIES FUND: 0.60% of the first $30 million of net assets, plus 0.50% on net assets greater than $30 million but not exceeding $600 million, plus 0.40% on net assets in excess of $600 million;

CASH MANAGEMENT FUND: 0.50% of the first $100 million of net assets, plus 0.42% on net assets greater than $100 million but not exceeding $400 million, plus 0.38% on net assets in excess of $400 million.

The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive, and related administrative functions of the Series, provides necessary office space, office equipment and utilities, and general purpose accounting forms, supplies, and postage used at the office of the Series relating to the services furnished by the Investment Adviser. Subject to the expense agreement described below, the Series will pay all expenses not expressly assumed by the Investment Adviser, including, but not limited to, registration and filing fees with federal and state agencies; blue sky expenses (if any); expenses of shareholders' meetings; the expense of reports to existing shareholders; expenses of printing proxies and prospectuses; insurance premiums; legal and auditing fees; dividend disbursement expenses; the expense of the issuance, transfer, and redemption of its shares; custodian fees; printing and preparation of registration statements; taxes; compensation, fees and expenses paid to Trustees unaffiliated with the Investment Adviser; association dues; and costs of stationary and forms prepared exclusively for the Series.

The Agreement provides for an advisory fee reduction to the extent that each fund's annual ordinary net operating expenses, except the International Fund's, exceed 1 1/2% of the first $30 million of the average month-end total net assets of the fund and 1% of the average month-end total net assets in excess thereof. For the International Fund, the advisory fee will be reduced to the extent that its annual ordinary net operating expenses exceed 1 1/2% of its average month-end total net assets. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.

During the fiscal years ended November 30, 1998, 1997 and 1996, the Investment Adviser's total fees, respectively, amounted to the following: Growth Fund $20,494,000, $17,154,000 and $14,284,000; International Fund $15,732,000,
$15,477,000 and $12,370,000; Growth-Income Fund $24,542,000, $21,263,000 and
$17,451,000; Asset Allocation Fund $6,916,000, $5,806,000 and $4,663,000; Bond
Fund $952,000 $557,000 and $204,000; High-Yield Bond Fund $4,018,000,
$3,624,000 and $2,996,000; U. S. Government/AAA-Rated Securities Fund $2,553,000, $2,444,000 and $2,661,000; and Cash Management Fund $1,164,000,
$1,113,000 and $1,007,000. During the fiscal periods ended November 30, 1998 and 1997, the Investment Adviser's total fee for the Global Growth Fund amounted to $1,341,000 $310,000. During the fiscal period ended November 30, 1998, the Invetment Adviser's total fee for the Global Small Capitalization Fund amounted to $240,000

PLAN OF DISTRIBUTION The Series has adopted a Plan of Distribution (the "Plan") for its Class 2 shares, pursuant to rule 12b-1 under the 1940 Act. As required by rule 12b-1, the Plan has been approved by a majority of the entire Board of Trustees, and separately by a majority of the Trustees who are not "interested persons" of the Series and who have no direct or indirect financial interest in the operation of the Plan. The officers and Trustees who are "interested persons" of the Series may be considered to have a direct or indirect financial interest in the operation of the Plan due to present or past affiliations with the Investment Adviser and related companies. Potential benefits of the Plan to the Series include improved shareholder services, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of Trustees who are not "interested persons" of the Series is committed to the discretion of the Trustees who are not "interested persons" during the existence of the Plan. The Plan is reviewed quarterly and must be renewed annually by the Board of Trustees.

Under the Plan the Series will pay Lincoln National Life Insurance ("Lincoln National") Company 0.25% of each fund's average net assets annually (Class 2 shares only) to finance any distribution activity which is primarily intended to benefit the Class 2 shares of the Series, provided that the Board of Trustees of the Series has approved the categories of expenses for which payment is being made. During the fiscal period ended November 30, 1997, the Series paid $274,000 to Lincoln National under the Plan.

                                PRICE OF SHARES

The price paid for shares, the net asset value price, is determined as of 4:00 p.m., Eastern time (the normal close of trading) every day the New York Stock Exchange is open. For example, if the Exchange closes at 1:00 p.m. on one day and at 4:00 p.m. on the next, the funds' share prices would be determined as of 4:00 p.m. on both days. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. Certain of the funds invest in securities listed on foreign exchanges which trade on Saturdays or other U.S. business holidays. Since the funds typically do not calculate their net asset values on Saturdays or other U.S. business holidays, the value of the funds' redeemable securities may be affected on days when shareholders do not have access to the funds. The net asset value per share is determined as follows:

1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. The fair value of all other assets is added to the value of securities to arrive at the total assets;

2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

                   DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES

Each fund of the Series intends to qualify to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify for the tax treatment afforded a regulated investment company under the Code, a fund must annually distribute at least 90% of its net investment income and certain short-term capital gains and meet certain diversification of assets and other requirements of the Code. If a fund qualifies for such tax treatment, it will not be subject to Federal income tax on the part of its ordinary income and its net realized capital gains which it distributes to shareholders. To meet the requirements of the Code, a fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or currencies;
(b) derive less than 30% of its gross income from the sale or other disposition of securities held less than three months; and 8 diversify its holdings so that, at the end of each fiscal quarter, (I) at least 50% of the market value of the fund's assets is represented by cash, U.S. Government securities and other securities, limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or in two or more issuers which each fund controls and which are engaged in the same or similar trades or businesses. It is the Series' policy to distribute to the shareholders (the insurance company separate accounts) all of its net investment income and net realized capital gains during each fiscal year.

Under the Code, a fund's taxable income for each year will be computed without regard to any net foreign currency loss attributable to transactions after October 31, and any such net foreign currency loss will be treated as arising on the first day of the following taxable year.

The amount of any realized gain or loss by a fund on closing out a currency contract will generally result in a realized capital gain or loss for tax purposes. Under Code Section 1256, currency contracts held by each fund at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net realized gain or loss from any actual sales, will be treated as long-term capital gain or loss, and the remainder of gain or loss from deemed and actual sales will be treated as short-term capital gain or loss. Code Section 988 may also apply to currency contracts. Under Section 988, each foreign currency gain or loss is generally computed separately and treated as ordinary income or loss. In the case of overlap between Sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. Each fund will attempt to monitor Section 988 transactions to avoid an adverse tax impact.

Each fund, except for the Cash Management Fund, may be required to pay withholding and other taxes imposed by foreign countries which would reduce investment income. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

In addition to the asset diversification and other requirements for qualification as a regulated investment company, the funds are subject to another set of asset diversification requirements applicable to insurance company separate accounts and their underlying funding vehicles. To satisfy these diversification requirements, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of a fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment, and each agency or instrumentality of the U.S. government is treated as a separate issue of securities. The Series intends to comply with these regulations. If a fund should fail to comply with these regulations, Contracts invested in that fund will not be treated as annuity, endowment or life insurance contracts under the Code.

See the applicable Contract prospectus for information regarding the Federal income tax treatment of the Contracts and distributions to the separate accounts.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

Orders for the funds' portfolio securities transactions are placed by the Investment Adviser. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and promptness of executions. When circumstances relating to a proposed transaction indicate that a particular broker (either directly or through their correspondent clearing agents) is in a position to obtain the best price and execution, the order is placed with that broker. This may or may not be a broker who has provided investment research, statistical, or other related services to the Investment Adviser or has sold shares of the funds or other funds served by the Investment Adviser. The funds do not consider that they have an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.

There are occasions on which portfolio transactions for the Series may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the Series, they are effected only when the Investment Adviser believes that to do so is in the interest of the Series. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The Series will not pay a mark-up for research in principal transactions.

Brokerage commissions paid on portfolio transactions for the fiscal years ended November 30, 1998, 1997 and 1996, respectively, amounted to the following:
Growth Fund $X,XXX,000, $2,869,000, and $2,358,000; International Fund $X,XXX,000, $5,252,000, and $3,813,000; Growth-Income Fund $X,XXX,000,
$3,955,000, and $3,389,000; Asset Allocation Fund $XXX,000, $551,000, and
$557,000. Brokerage commissions paid on portfolio transactions for the Global Growth Fund for the periods ended November 30, 1998 and 1987 amounted to $XXX,XXX and $194,000. Commission paid on transaction for the Global Small Capitalization Fund for the period ended November 30, 1998 amounted to $XXX,XXX.

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by the Series, including proceeds from the sale of shares of the Series and of securities in the Series' portfolios, are held by State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as Custodian. Non-U.S. securities may be held by the Custodian in non-U.S. banks or securities depositories or foreign branches of U.S. banks.

INDEPENDENT ACCOUNTANTS -- PricewaterhouseCoopers LLP, 400 South Hope Street, Los Angeles, CA 90071, has served as the Series' independent accountants since March 18, 1991, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information have been so included in reliance on the report of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. Prior to March 18, 1991, KPMG Peat Marwick, 725 South Figueroa Street, Los Angeles, CA 90017, served as the Series' independent public accountants. The selection of the Series' independent accountant is reviewed and determined annually by the Board of Trustees.

   REPORTS TO SHAREHOLDERS -- The Series' fiscal year ends November 30. Contract owners are provided at least semi-annually with reports showing the investment portfolio, financial statements and other information. The financial statements included in the Annual Report are audited by the independent accounting firm of PricewaterhouseCoopers LLP, whose seldction is determined annually by the Board of Trustees.

YEAR 2000 - The Series and its shareholders depend on the proper functioning of computer systems maintained by the Investment Adviser and its affiliates and other key service providers. Many computer systems in use today will require reprogramming or replacement prior to the year 2000 because of the way they store dates and make date-related calculations. The Series understands that these service providers are taking steps to address the "Year 2000 problem." However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Series. In addition, the funds' investments could be adversely affected by the Year 2000 problem. For example, the markets for securities in which the funds invest could experience settlement problems and liquidity issues. Corporate and governmental data processing errors may cause losses for individual companies and overall economic uncertainties. Earnings of individual issuers are likely to be affected by the costs of addressing the problem, which may be substantial and may be reported inconsistently.

PERSONAL INVESTING POLICY -- Capital Research and Management Company and its affiliated companies have adopted a personal investing policy consistent with Investment Company Institute guidelines. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; a ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

SHAREHOLDER AND TRUSTEE RESPONSIBILITY -- Under the laws of certain states, including Massachusetts, where the Series was organized, and California, where the Series' principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Series. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which the Series itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Series and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the Series or Trustees. The Declaration of Trust provides for indemnification out of Series property of any shareholder personally liable for the obligations of the Series and also provides for the Series to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

Under the Declaration of Trust, the Trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office. The Series will provide indemnification to its Trustees and officers as authorized by its By-Laws and by the 1940 Act and the rules and regulations thereunder.

REGISTRATION STATEMENT -- A registration statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the 1940 Act, with respect to the Series. The prospectus and this Statement of Additional Information do not contain all information set forth in the registration statement, its amendments and exhibits, to which reference is made for further information concerning the Series. Statements contained in the prospectus and this Statement of Additional Information as to the content of the Contracts issued through the separate accounts and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to the registration statements of the separate accounts and Contracts as filed with the Securities and Exchange Commission.

AUTHORIZED SHARES -- The Series was organized as a Massachusetts Business Trust which permits each fund of the Series to issue an unlimited number of shares of beneficial interest of a single class.

                    DESCRIPTION OF COMMERCIAL PAPER RATINGS

 Moody's Investors Service, Inc.'s top two rating designations for commercial paper are described as follows: issues rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation.
Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

 Standard & Poor's Corporation's top two rating categories for commercial paper are described as follows: A -- Issues assigned its highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with numbers 1 or 2 to indicate the relative degree of safety. A-1 -- This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation. A-2 -- Capacity for timely payments on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1".

                                PART C
                          OTHER INFORMATION
                  AMERICAN VARIABLE INSURANCE SERIES

ITEM 23. EXHIBITS

(a) Previously filed (see Post-Effective Amendment No. 26 filed March 30,
1998).
(b) Previously filed (see Post-Effective Amendment No. 26 filed March 30,
1998).
(c) Previously filed (see Post-Effective Amendment No. 26 filed March 30,
1998).
(d) Previously filed (see Post-Effective Amendment No. 26 filed March 30,
1998).
(e) Previously filed (see Post-Effective Amendment No. 26 filed March 30,
1998).
(f) None.
(g) Previously filed (see Post-Effective Amendment No. 26 filed March 30,
1998).
(h) None.
(i) Not applicable to this filing.
(j) Consent of Independent Auditors - to be filed by amendment.
(k) None.
(l) Previously filed (see Post-Effective Amendment No. 26 filed March 30,
1998).
(m) Previously filed (see Post-Effective Amendment No. 26 filed March 30,
1998).
(n) EX-27 Financial data schedule (EDGAR).
(o) None.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

  None.

ITEM 25. INDEMNIFICATION.

  Registrant is a joint-insured under investment adviser/mutual fund errors and omissions policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company and ICI Mutual Insurance Company, which insures its officers and Trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registratnt itself is not permitted to indemnify the individual.

 Article VI of the Trust's By-Laws states:

 (a) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or pro-ceeding, had no reasonable cause to believe such person's conduct was unlawful.

 (b) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of such person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

 (c) To the extent that a Trustee or officer of the Trust has been successful on the merits in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

 (d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper under the standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were not parties to such action, suit or proceeding, and are disinterested Trustees or (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion; and any determinations so made shall be conclusive.

 (e) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking and security by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein.

 (f) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

 (g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such person.

 (h) Nothing in the Declaration of Trust or in these By-Laws shall be deemed to protect any Trustee, officer, distributor, investment adviser or controlling shareholder of the Trust against any liability to the Trust or to its shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

 (i) The Trust shall have power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification or any person in contravention of any rule or regulation of the Securities and Exchange Commission.

  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer of controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer of controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

  None.

ITEM 27. PRINCIPAL UNDERWRITERS.

  Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

 Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and kept in the offices of the Series and its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, CA 90071. Certain accounting records are maintained and kept in the offices of the Investment Adviser's accounting department, 135 South State College Blvd., Brea, CA 92621 and 5300 Robin Hood Road, Norfolk, VA 23513.

 Records covering portfolio transactions are also maintained and kept by the custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02101.

ITEM 31. MANAGEMENT SERVICES.

 None.

ITEM 32. UNDERTAKINGS.

 None.


                            SIGNATURE OF REGISTRANT

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 14th day of January, 1999.

       American Variable Insurance Series
       By: /s/ James F. Rothenberg
       James F. Rothenberg, President

 Pursuant to the requirements of the Securities Act of 1933, this amendment to Registration Statement has been signed below on January 14, 1999, by the following persons in the capacities indicated.

          SIGNATURE                            TITLE

(1)       Principal Executive Officer:
          /s/ James F. Rothenberg              President
          James F. Rothenberg
(2)       Principal Financial Officer and
          Principal Accounting Officer:
          /s/ Robert P. Simmer                 Treasurer
          Robert P. Simmer
(3)       Directors:
          Charles H. Black*                    Trustee
          H. Frederick Christie*               Trustee
          Joe E. Davis*                        Trustee
          Martin Fenton, Jr.*                  Trustee
          Mary Myers Kauppila*                 Trustee
          Kirk P. Pendleton*                   Trustee
          /s/ James F. Rothenberg              President and Trustee
          Thomas E. Terry*                     Chairman of the Board


*By  /s/ Chad L. Norton
     Chad L. Norton
     (Attorney-in-Fact)